Putnam Diversified Income Trust
The fund's portfolio
12/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (67.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$105,823	$123,397
5.00%, 3/20/50	30,122	33,116
3.50%, with due dates from 9/20/49 to 11/20/49	100,518	106,663

		263,176
U.S. Government Agency Mortgage Obligations (67.9%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/52	23,000,000	24,883,160
5.00%, TBA, 1/1/52	5,000,000	5,443,756
4.50%, TBA, 1/1/52	15,000,000	16,078,125
4.00%, TBA, 1/1/52	430,000,000	457,395,730
3.50%, TBA, 2/1/52	153,000,000	160,924,956
3.50%, TBA, 1/1/52	391,000,000	411,771,953
3.00%, TBA, 2/1/52	68,000,000	70,372,037
3.00%, TBA, 1/1/52	189,000,000	195,873,401

		1,342,743,118

Total U.S. government and agency mortgage obligations (cost $1,343,242,056)		$1,343,006,294

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 2/15/41(i)	$461,000	$460,959
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	456,064	553,576
U.S. Treasury Notes
2.375%, 2/29/24(i)	348,000	362,672
1.75%, 11/15/29(i)	350,000	359,993
1.75%, 6/30/24(i)	95,000	97,085
1.375%, 8/31/23(i)	550,000	559,097
0.25%, 9/30/25(i)	412,000	399,212
0.25%, 5/31/25(i)	451,000	438,936
U.S. Treasury Strip zero %, 11/15/24(i)	1,554,000	1,514,298

Total U.S. treasury obligations (cost $4,745,828)		$4,745,828

MORTGAGE-BACKED SECURITIES (45.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (27.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.39%, 9/15/41	$6,355,267	$1,163,315
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 9/25/50	4,650,733	812,251
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.09%, 12/15/47	14,465,066	2,140,830
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.09%, 11/15/47	11,110,190	1,958,154
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	12,189,567	2,808,829
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/50	4,866,168	817,176
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 7/25/50	40,534,281	7,110,200
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.99%, 8/15/56	2,207,328	458,197
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.99%, 4/15/47	8,674,172	1,611,169
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.99%, 1/15/35	24,778,284	4,387,520
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 1/25/50	3,079,660	438,672
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 12/25/49	970,727	164,111
Strips IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.84%, 3/15/44	5,298,952	839,765
Strips IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.84%, 8/15/43	8,505,857	1,427,752
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	4,785,129	811,540
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	3,391,172	536,144
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	57,393,924	10,299,615
REMICs Ser. 5134, Class ID, IO, 4.50%, 8/25/51	36,709,905	6,149,973
REMICs Ser. 5122, Class AI, IO, 4.50%, 7/25/51	39,961,221	7,035,173
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	33,211,832	6,104,135
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	28,704,943	4,325,060
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	31,602,274	4,889,501
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	57,159,736	9,164,575
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	3,128,212	579,110
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	3,281,009	451,940
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	4,373,389	570,102
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	4,690,799	411,191
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	8,902,429	1,208,058
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	15,358,402	2,015,207
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	5,230,195	234,816
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	2,807,679	149,144
REMICs Ser. 5142, Class IC, IO, 3.50%, 9/25/51	55,688,901	6,923,244
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	2,147,281	105,018
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,566,089	157,426
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	65,482,314	8,965,747
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	5,280,878	527,750
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,565,409	679,305
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,059,122	33,090
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.389%, 7/25/43(WAC)	6,331,560	87,376
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	7,658	544
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.298%, 4/25/40	5,002,784	944,862
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.098%, 6/25/48	34,270,003	4,926,142
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.098%, 6/25/48	40,784,929	5,709,890
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.098%, 6/25/45	2,264,084	365,328
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 10/25/41	1,638,023	72,342
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	9,898,772	2,027,746
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	11,261,704	2,868,142
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	17,325,496	3,909,325
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 3/25/49	1,892,212	328,334
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 12/25/48	437,582	36,784
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 12/25/46	35,489,416	5,938,696
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 9/25/46	25,225,172	4,025,181
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 3/25/50	16,186,738	2,832,032
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 12/25/49	1,171,603	188,118
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 10/25/49	3,032,202	501,054
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 8/25/49	1,345,583	180,052
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 8/25/49	16,009,136	2,561,015
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 7/25/49	18,613,736	3,089,805
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 7/25/49	910,285	165,845
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.798%, 10/25/41	10,214,400	1,552,855
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	16,067	3,125
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	682,195	112,909
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	29,763,220	5,190,110
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,283,796	230,981
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	753,160	119,047
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	26,249,025	4,158,711
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	7,651,376	1,200,883
REMICs Ser. 17-87, Class KI, IO, 5.00%, 6/25/41	563,869	97,757
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	48,448	7,623
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	56,878,843	7,984,629
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	28,051,381	4,799,591
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	4,333,028	697,907
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	22,116,286	3,663,439
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	3,743,531	674,112
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,378,940	27,303
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	52,578	7,822
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	6,396,082	1,010,133
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	9,800,965	730,858
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	6,659,001	761,277
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	3,235,228	311,908
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	2,381,221	145,906
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	921,957	85,980
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	8,882,502	1,044,049
REMICs Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	1,424,934	16,934
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	3,282,359	359,681
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	3,018,282	272,551
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	10,030,834	1,017,628
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	9,780,076	1,150,894
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	2,137,392	170,227
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	6,371,540	370,015
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	5,352,885	214,544
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	10,293,084	963,680
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	17,386,693	2,076,701
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,799,946	151,905
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	6,095,393	206,938
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	6,037,734	367,529
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,986,227	28,401
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	72,173,254	10,061,676
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	2,779,238	27,792
REMICs FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	96,886	484
Trust FRB Ser. 02-W8, Class 1, IO, 0.301%, 6/25/42(WAC)	4,423,930	33,179
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.646%, 1/20/43	18,635,136	3,572,591
IFB Ser. 20-61, Class SF, IO, ((-1 x 1 Month US LIBOR) + 6.44%), 6.336%, 7/20/43	20,092,360	3,712,124
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 6/20/51	46,100,153	6,295,437
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 5/20/51	44,167,526	5,566,646
IFB Ser. 21-58, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 4/20/51	73,533,145	9,941,909
IFB Ser. 21-42, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 3/20/51	47,188,082	6,300,369
IFB Ser. 21-57, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 3/20/51	75,139,049	9,734,459
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.146%, 8/20/48	20,209,859	2,995,502
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.146%, 7/20/48	15,491,912	2,260,490
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 8/20/48	19,691,802	2,994,335
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 7/20/48	15,763,562	2,504,184
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 6/20/48	13,999,959	2,061,996
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 5/20/48	12,890,059	1,911,417
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 10/20/43	21,051,488	3,910,441
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 7/20/50	3,349,213	558,679
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 10/20/48	1,991,981	272,224
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 9/20/43	3,887,363	659,025
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 3/20/43	980,615	60,779
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 5/20/41	15,877,483	2,682,693
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 2/20/40	3,939,573	649,556
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 4/20/50	3,625,513	528,431
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 8/20/49	1,959,140	268,304
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 7/20/49	2,062,195	284,913
IFB Ser. 18-164, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 12/20/48	31,264,530	4,860,297
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 10/20/45	15,142,646	2,771,744
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 3/20/44	7,897,518	1,302,064
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 1/20/44	12,401,927	2,178,668
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 12/20/43	4,462,002	920,038
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.993%, 7/16/43	4,222,400	683,986
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	6,027,514	680,460
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 1/20/50	35,147,620	5,579,586
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 10/20/49	9,250,328	2,353,445
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	4,408,596	583,157
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	4,915,879	586,648
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 1/20/49	19,322,975	2,456,560
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	10,646,026	2,481,891
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	3,900,774	812,211
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	4,823,232	961,866
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.496%, 8/20/44	11,048,469	1,830,856
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	22,696,731	3,333,787
Ser. 18-37, IO, 5.00%, 3/20/48	9,014,151	1,453,143
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	5,428,708	1,135,812
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	4,923,613	870,692
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	8,754,572	1,565,230
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	6,005,084	778,679
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	14,919,913	3,025,669
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,957,121	363,281
Ser. 14-132, IO, 5.00%, 9/20/44	6,173,657	1,067,611
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	5,900,910	792,004
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,315,930	435,626
Ser. 12-146, IO, 5.00%, 12/20/42	4,311,742	795,128
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	17,186,979	3,058,918
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	5,315,825	941,867
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	29,193,257	5,428,194
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	16,076,675	2,974,185
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,177,863	206,677
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	7,849,956	1,408,989
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	7,081,254	1,252,012
Ser. 20-61, IO, 4.50%, 5/20/50	83,087,843	14,183,685
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,128,737	283,511
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	40,851,733	5,617,040
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	1,891,933	337,445
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	9,680,463	1,940,110
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	6,358,320	1,126,384
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	6,865,746	1,087,150
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	3,695,583	212,455
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	1,118,441	68,807
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	15,611,673	2,774,307
Ser. 13-167, IO, 4.50%, 9/20/40	3,210,137	504,096
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,784,787	567,930
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	11,220,969	1,866,348
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	9,582,669	1,716,640
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	5,853,932	979,363
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	6,343,426	532,023
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	8,247,755	1,224,627
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	16,715,462	1,601,154
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	9,593,967	979,640
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	3,062,569	212,938
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	7,023,411	1,261,063
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	4,811,530	719,857
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	2,108,664	50,966
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,060,523	423,156
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	3,634,178	548,833
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,663,037	169,422
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	6,187,992	900,353
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,223,289	353,985
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	5,779,862	440,498
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	32,024,027	4,898,857
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	13,166,929	1,248,225
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,981,071	101,526
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	1,899,041	180,672
Ser. 16-79, IO, 3.50%, 6/20/46	4,562,728	396,912
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	4,920,057	535,750
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	7,733,111	844,939
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	8,915,116	672,942
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	316,741	725
Ser. 13-76, IO, 3.50%, 5/20/43	7,961,751	899,439
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	5,240,964	494,945
Ser. 13-28, IO, 3.50%, 2/20/43	1,937,693	156,061
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	4,266,289	385,630
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,596,538	420,169
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,031,657	193,414
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	18,841,297	2,837,104
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	12,616,671	1,798,965
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	1,040,566	7,458
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	3,968,165	258,962
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	6,047,226	317,480
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	1,175,069	3,992
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	9,242,670	608,168
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	4,149,386	86,722
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	7,228,832	253,033
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	1,534,223	10,333
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	1,027,155	11,320
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	46,311,345	3,599,689
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	45,233,932	4,003,202
Ser. 21-30, Class KI, IO, 3.00%, 2/20/51	49,668,320	7,185,747
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	35,362,142	5,325,387
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	54,224,612	7,595,783
Ser. 17-H03, Class EI, IO, 2.449%, 1/20/67(WAC)	22,952,567	2,119,527
Ser. 17-H02, Class BI, IO, 2.421%, 1/20/67(WAC)	19,382,185	1,334,735
Ser. 16-H04, Class HI, IO, 2.382%, 7/20/65(WAC)	47,072,490	2,047,653
Ser. 18-H05, Class AI, IO, 2.371%, 2/20/68(WAC)	49,408,307	4,199,706
Ser. 18-H04, IO, 2.355%, 2/20/68(WAC)	39,782,214	3,297,149
Ser. 18-H05, Class BI, IO, 2.341%, 2/20/68(WAC)	58,361,663	4,960,741
Ser. 18-H02, Class EI, IO, 2.337%, 1/20/68(WAC)	63,504,063	5,358,156
Ser. 17-H06, Class BI, IO, 2.335%, 2/20/67(WAC)	42,907,086	3,116,453
Ser. 17-H16, Class JI, IO, 2.305%, 8/20/67(WAC)	33,796,610	2,846,309
Ser. 18-H03, Class XI, IO, 2.301%, 2/20/68(WAC)	76,766,449	5,726,777
Ser. 18-H02, Class HI, IO, 2.295%, 1/20/68(WAC)	51,218,324	4,353,557
Ser. 18-H01, Class XI, IO, 2.275%, 1/20/68(WAC)	32,716,717	3,169,432
Ser. 17-H05, Class CI, IO, 2.253%, 2/20/67(WAC)	24,371,376	2,004,375
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67(WAC)	42,931,592	2,773,381
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67(WAC)	36,027,759	2,139,040
Ser. 17-H18, Class FI, IO, 2.223%, 9/20/67(WAC)	35,560,988	3,239,384
Ser. 18-H01, IO, 2.217%, 12/20/67(WAC)	22,090,871	1,785,406
Ser. 17-H06, Class MI, IO, 2.207%, 2/20/67(WAC)	34,001,420	2,165,483
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66(WAC)	29,972,408	2,029,132
Ser. 17-H11, Class TI, IO, 2.186%, 4/20/67(WAC)	24,422,866	1,897,657
Ser. 17-H16, IO, 2.157%, 8/20/67	29,879,230	2,543,410
Ser. 16-H22, Class AI, IO, 2.148%, 10/20/66(WAC)	33,637,937	2,298,918
Ser. 17-H20, Class HI, IO, 2.138%, 10/20/67(WAC)	30,589,402	2,633,557
Ser. 16-H23, Class NI, IO, 2.12%, 10/20/66(WAC)	80,694,669	5,237,084
Ser. 16-H24, Class JI, IO, 2.005%, 11/20/66(WAC)	17,608,259	1,361,889
Ser. 16-H17, Class KI, IO, 1.929%, 7/20/66(WAC)	19,880,513	1,348,148
Ser. 15-H15, Class BI, IO, 1.895%, 6/20/65(WAC)	54,649,964	3,218,882
Ser. 16-H27, Class EI, IO, 1.892%, 12/20/66(WAC)	27,772,436	1,547,924
Ser. 15-H18, Class BI, IO, 1.876%, 7/20/65(WAC)	30,324,521	1,986,256
Ser. 15-H12, Class AI, IO, 1.872%, 5/20/65(WAC)	65,984,031	3,464,161
Ser. 15-H23, Class DI, IO, 1.857%, 9/20/65(WAC)	29,008,299	1,836,226
Ser. 17-H11, Class DI, IO, 1.843%, 5/20/67(WAC)	23,858,309	1,714,816
Ser. 15-H10, Class BI, IO, 1.832%, 4/20/65(WAC)	27,590,062	1,671,958
Ser. 17-H10, Class MI, IO, 1.823%, 4/20/67(WAC)	70,228,749	3,890,673
Ser. 17-H09, IO, 1.819%, 4/20/67(WAC)	35,718,242	2,000,758
Ser. 15-H15, Class AI, IO, 1.819%, 6/20/65(WAC)	38,344,075	2,523,040
Ser. 15-H20, Class BI, IO, 1.804%, 8/20/65(WAC)	37,627,406	2,246,356
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65(WAC)	48,163,627	2,490,059
Ser. 17-H06, Class DI, IO, 1.792%, 2/20/67(WAC)	27,512,835	1,463,683
Ser. 15-H24, Class AI, IO, 1.786%, 9/20/65(WAC)	26,912,296	1,657,959
Ser. 15-H23, Class BI, IO, 1.761%, 9/20/65(WAC)	56,157,300	3,088,652
Ser. 15-H03, Class CI, IO, 1.721%, 1/20/65(WAC)	54,775,374	2,815,454
Ser. 16-H14, IO, 1.692%, 6/20/66(WAC)	36,185,812	1,819,531
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64(WAC)	38,315,713	2,038,932
Ser. 16-H18, IO, 1.673%, 8/20/66(WAC)	38,596,371	1,972,815
Ser. 17-H03, Class HI, IO, 1.58%, 1/20/67(WAC)	58,462,378	2,649,077
Ser. 16-H08, Class AI, IO, 1.576%, 8/20/65(WAC)	37,006,087	1,646,771
Ser. 15-H01, Class BI, IO, 1.57%, 1/20/65(WAC)	28,822,441	1,433,801
Ser. 18-H15, Class EI, IO, 1.494%, 8/20/68(WAC)	50,870,215	3,097,996
Ser. 20-H12, Class IH, IO, 1.488%, 7/20/70(WAC)	58,643,753	3,650,632
Ser. 14-H06, Class BI, IO, 1.465%, 2/20/64(WAC)	34,404,880	1,180,706
Ser. 16-H06, Class CI, IO, 1.409%, 2/20/66(WAC)	33,509,020	1,290,868
Ser. 12-H29, Class AI, IO, 1.376%, 10/20/62(WAC)	12,397,647	324,137
Ser. 12-H29, Class FI, IO, 1.376%, 10/20/62(WAC)	12,397,647	324,137

		546,041,233
Commercial mortgage-backed securities (6.9%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.482%, 11/10/42 (In default)(NON)(WAC)	5,406,396	2,973,518
FRB Ser. 05-1, Class C, 5.482%, 11/10/42 (In default)(NON)(WAC)	8,629,000	2,338,459
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	282,000	241,527
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	308,000	247,922
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.43%, 1/12/45(WAC)	591,000	455,070
Ser. 05-PWR7, Class C, 5.223%, 2/11/41(WAC)	4,945,000	5,750,377
Ser. 05-PWR7, Class D, 5.223%, 2/11/41(WAC)	4,190,000	2,937,190
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	60,759	60,456
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.555%, 2/10/50(WAC)	205,000	207,428
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,325,000	3,381,090
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	13,980,000	13,933,339
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	475,000	474,705
FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47(WAC)	109,000	112,874
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	226,000	166,996
FRB Ser. 14-UBS3, Class D, 4.767%, 6/10/47(WAC)	165,000	160,547
FRB Ser. 13-CR9, Class D, 4.279%, 7/10/45(WAC)	192,000	144,919
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,439,294
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	10,781,406	5,347,578
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	272,000	212,853
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46(WAC)	273,000	255,584
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	401,000	397,665
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.542%, 5/10/45(WAC)	225,000	207,000
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	15,237,000	10,554,072
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	248,000	241,653
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	182,000	184,280
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.793%, 2/15/47(WAC)	11,123,000	6,344,871
FRB Ser. 14-C18, Class E, 4.293%, 2/15/47(WAC)	7,852,000	2,950,075
FRB Ser. 14-C25, Class D, 3.941%, 11/15/47(WAC)	7,740,000	6,030,327
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	8,423,207
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	245,510
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	431,000	359,821
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	181,936
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	9,528,831
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46(WAC)	650,000	45,500
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	745,000	733,640
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	254,000	56,515
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,083,096
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,262,587
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.412%, 3/15/45(WAC)	7,066,000	4,953,266
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.852%, 3/25/50	568,000	576,300
FRB Ser. 19-01, Class M10, 3.352%, 10/15/49	263,000	259,699
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	147,211
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	6,324,927
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	11,277,111	3,987,525
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	1,453,971
Ser. 19-C53, Class D, 2.50%, 10/15/52	250,000	227,114
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	993,196
FRB Ser. 12-C9, Class E, 4.809%, 11/15/45(WAC)	265,000	242,457
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	22,811,996	13,306,566
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45(WAC)	12,891,000	8,873,305

		136,017,894
Residential mortgage-backed securities (non-agency) (11.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	7,500,461	4,310,921
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.652%, 11/27/36(WAC)	6,118,040	5,016,793
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.63%, 9/25/35(WAC)	1,629,481	1,499,334
FRB Ser. 05-8, Class 21A1, 2.459%, 10/25/35(WAC)	63,977	59,065
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (1 Month US LIBOR + 1.95%), 2.052%, 8/25/35	334,834	340,347
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.562%, 9/25/46	4,129,894	3,751,426
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.852%, 10/25/27 (Bermuda)	2,376,000	2,416,972
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.282%, 11/25/47	2,423,376	2,082,729
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.452%, 3/25/37	8,045,694	7,522,570
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 0.282%, 3/25/37	1,110,291	1,019,861
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	413,061
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.181%, 6/25/46(WAC)	2,359,209	2,581,211
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.042%, 8/25/46	2,629,581	2,580,102
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.022%, 6/25/46	308,293	288,871
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.802%, 9/25/35	591,872	561,982
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.763%, 11/20/35	12,182,872	11,943,739
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	2,357,003	2,107,203
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	4,436,071	4,293,485
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	8,887,442	8,232,858
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.952%, 1/25/30	686,000	673,718
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.603%, 5/25/28	6,318,729	6,779,539
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.103%, 7/25/28	2,088,348	2,310,364
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.453%, 4/25/28	10,570,892	11,392,079
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.653%, 12/25/27	11,149,478	11,722,358
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.253%, 10/25/29	1,935,000	2,107,110
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.253%, 11/25/28	159,538	165,005
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.053%, 7/25/29	3,062,000	3,324,446
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,763,331
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.603%, 2/25/24	265,199	274,095
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.553%, 3/25/30	1,590,000	1,684,430
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.253%, 7/25/30	137,000	139,215
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.353%, 2/25/49	570,000	635,549
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.55%, 10/25/50	256,000	336,160
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.103%, 10/25/48	282,000	328,379
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.853%, 1/25/49	2,342,000	2,597,335
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.603%, 3/25/49	2,996,000	3,310,142
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 8/25/50	448,000	551,320
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 7/25/50	3,318,000	4,027,222
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.453%, 6/25/50	239,000	285,904
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.253%, 7/25/49	1,763,000	1,861,983
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.853%, 9/25/48	2,734,000	2,952,873
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	5,156,019
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.353%, 10/25/48	753,000	783,120
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	200,000	201,542
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.203%, 3/25/50	682,035	690,019
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	179,112	181,226
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	99,878	100,971
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 10/25/48	31,900	32,270
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.353%, 9/25/28	14,086,406	16,182,100
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.853%, 10/25/28	7,695,786	8,843,271
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.853%, 8/25/28	5,413,635	6,072,393
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.853%, 1/25/29	444,465	488,173
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.353%, 1/25/29	1,138,677	1,279,244
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.353%, 4/25/29	3,579,316	3,921,153
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	601,563	633,651
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.603%, 9/25/29	660,000	723,528
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.403%, 10/25/28	148,632	154,312
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 7/25/25	8,783	8,827
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.953%, 10/25/29	393,000	426,060
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.603%, 12/25/30	753,000	791,346
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.553%, 2/25/30	3,018,000	3,157,583
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.552%, 5/25/30	1,200,000	1,245,521
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.403%, 2/25/25	61,071	62,161
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.353%, 1/25/31	425,000	445,460
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.203%, 3/25/31	1,624,000	1,681,240
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	221,850	225,994
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	3,949	3,959
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.102%, 5/25/30	1,626,000	1,696,118
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.853%, 3/25/31	313,000	319,200
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.853%, 10/25/30	500,000	517,500
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.703%, 1/25/30	1,598,000	1,664,255
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.103%, 10/25/29	641,070	656,053
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.953%, 11/25/29	246,871	253,144
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.903%, 2/25/30	144,264	147,245
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.353%, 7/25/30	57,750	58,397
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.203%, 3/25/31	733,624	739,562
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (1 Month US LIBOR + 9.25%), 9.353%, 11/25/39	4,100,000	4,345,689
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.853%, 2/25/40	1,645,000	1,724,980
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 6.05%, 10/25/41	185,000	189,163
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.853%, 7/25/29	4,084,000	4,481,620
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.352%, 6/25/39	617,000	633,968
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.203%, 9/25/31	314,000	321,920
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.753%, 2/25/40	239,000	248,091
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.103%, 1/25/40	126,000	126,225
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.553%, 7/25/31	190,635	191,350
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.462%, 5/25/36	9,484,804	3,029,607
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.412%, 5/25/37	5,026,724	4,232,263
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.624%, 5/19/35	11,401,915	4,884,009
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.502%, 6/25/37	4,247,847	2,089,401
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	162,870	156,474
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.102%, 4/25/27 (Bermuda)	818,222	821,619
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.452%, 7/25/29 (Bermuda)	383,000	385,999
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.602%, 7/25/29 (Bermuda)	317,000	324,622
Radnor Re, Ltd. 144A FRB Ser. 20-2, Class B1, (1 Month US LIBOR + 7.60%), 7.702%, 10/25/30 (Bermuda)	168,000	171,681
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.522%, 8/25/36	8,459,197	8,205,421
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	272,467
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	246,297
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.922%, 9/25/35(WAC)	122,452	122,904
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.082%, 10/25/45	121,195	120,614

		217,114,088

Total mortgage-backed securities (cost $1,108,971,288)		$899,173,215

CORPORATE BONDS AND NOTES (16.8%)(a)
		Principal amount	Value
Basic materials (1.1%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$30,000	$31,062
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,200,000	1,297,500
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		75,000	79,125
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		410,000	424,432
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,295,000	1,298,283
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		4,755,000	5,717,888
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		87,000	92,118
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		47,000	47,999
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		825,000	884,813
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		825,000	865,219
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		2,359,000	2,965,476
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		198,000	202,950
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		1,100,000	1,078,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		20,000	20,550
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,290,000	1,339,246
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$140,000	142,790
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	30,900
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		100,000	101,250
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		265,000	270,663
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		22,000	22,089
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		175,000	173,906
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		65,000	68,331
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		500,000	497,190
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		2,035,000	1,984,125
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		530,000	508,800
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		295,000	302,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,450,000	1,479,000
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		80,000	79,900
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		82,000	86,316
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		70,000	71,899

			22,164,195
Capital goods (0.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		50,000	48,750
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	345,778
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	67,600
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		90,000	92,250
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		720,000	999,132
Canpack SA/Canpack US, LLC 144A company guaranty sr. unsec. notes 3.875%, 11/15/29 (Poland)		710,000	692,250
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		59,000	61,803
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		138,000	166,463
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	232,300
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		284,000	278,320
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		90,000	93,600
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		1,000,000	1,087,500
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		585,000	602,550
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		1,300,000	1,280,500
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		465,000	466,163
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		95,000	100,700
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		1,337,000	1,354,601
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		245,000	249,900
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	112,063
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	2,337,563
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		126,000	134,348
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	56,513
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	69,868
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		337,000	347,110
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,411,042
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	936,880
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		267,000	269,670
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		182,000	181,090
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	109,625

			14,185,932
Communication services (1.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		940,000	917,337
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		500,000	492,500
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		820,000	811,800
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,420,000	1,460,825
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		113,000	116,414
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,921,000	2,073,018
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		680,000	707,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		45,000	46,044
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		157,000	163,280
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,363,000	1,363,000
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		590,000	613,600
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		790,000	847,275
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		1,711,000	1,751,567
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		1,300,000	1,371,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 7.375%, 7/1/28		1,290,000	1,306,125
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		913,000	830,830
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		643,000	649,430
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		345,000	350,445
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		3,845,000	4,306,400
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		945,000	999,338
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		1,325,000	1,378,000
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		189,000	193,183
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		66,000	67,320
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		344,000	340,560
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		50,000	47,500
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		802,000	1,014,530
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		600,000	720,360
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		347,000	382,134
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		45,000	49,219
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		105,000	113,705
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		940,000	928,344
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		22,000	22,894
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		28,000	28,161
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		675,000	664,875
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		448,000	471,520
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		1,275,000	1,268,625
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	139,170

			29,008,028
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		$1,000,000	990,000

			990,000
Consumer cyclicals (3.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		775,000	763,375
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		400,000	399,752
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		200,000	196,297
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		1,000,000	1,065,000
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	46,045
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		655,000	651,725
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		70,000	72,640
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		145,000	147,719
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		1,500,000	1,481,250
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		870,000	891,750
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	45,900
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		75,000	75,053
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		1,330,000	1,330,000
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		1,345,000	1,345,000
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,340,000	2,354,625
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	376,300
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		985,000	960,375
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	62,086
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		115,000	57,500
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		1,390,000	1,357,981
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,499,000	1,482,811
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		235,000	240,117
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	1,111,550
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		2,260,000	2,431,308
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		1,295,000	1,359,750
Gap, Inc. (The) 144A company guaranty sr. unsec. bonds 3.875%, 10/1/31		1,300,000	1,282,125
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		1,165,000	1,182,475
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		235,000	237,597
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		1,000,000	1,237,253
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		60,000	61,725
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	73,300
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		3,422,592	3,610,835
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		45,000	52,031
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		47,000	48,229
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		26,000	27,235
Bath & Body Work, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	60,515
Bath & Body Work, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,387,313
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		1,390,000	1,727,075
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	14,640
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		695,000	787,088
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,562,962
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$675,000	688,250
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		39,000	39,390
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		63,000	65,048
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	54,688
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	36,706
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		430,000	425,162
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		125,000	131,469
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		100,000	101,845
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,395,000	2,481,819
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	20,510
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		995,000	985,050
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		1,000,000	992,350
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		1,035,000	1,068,638
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	1,060,500
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		54,000	54,861
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,045,000	1,078,963
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		495,000	486,952
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		495,000	488,813
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	762,659
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,645,000	1,714,913
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		94,000	134,185
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		20,000	20,200
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		2,362,000	2,669,060
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		1,095,000	1,127,303
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,148,000	2,239,291
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		450,000	448,875
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		87,000	90,133
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		1,345,000	1,193,688
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		705,000	667,988
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,240,000	1,215,758
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		165,000	165,923
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	101,455
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,500,000	1,543,125
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	47,194
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		590,000	568,341
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	149,713
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,505,000	1,513,579
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,340,000	1,333,300
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,405,000	1,545,500
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		45,000	50,288
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		515,000	550,407
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		1,630,000	1,756,325
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		465,000	469,650
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		1,058,000	1,089,740
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		1,885,000	1,922,700
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,330,000	1,386,525
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		1,078,000	1,102,061
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,395,000	2,430,925
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	31,463

			73,961,588
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		65,000	63,863
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	64,260
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		230,000	232,300
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	626,238
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		3,715,000	3,722,281
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		16,000	16,143
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		1,500,000	1,543,125
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		158,000	158,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	52,899
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	55,823
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		1,241,000	1,518,166
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		800,000	836,763
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		695,000	752,338
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		505,000	515,100
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		151,000	157,040
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		345,000	335,082
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,387,000	1,400,870
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	873,936
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		595,000	596,488
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	110,000	150,932
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		$15,000	16,857
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	91,200
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,159,000	2,596,198
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	59,375
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		1,516,000	1,768,035
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	59,950
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		730,000	795,886
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		378,000	398,790
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	49,813
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		935,000	1,012,138

			20,519,889
Energy (4.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		780,000	859,591
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	11,386
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		3,946,000	4,458,980
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		595,000	648,550
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		305,000	327,494
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	34,816
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		2,845,000	2,802,325
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		670,000	723,600
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		70,000	94,675
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,000,000	1,020,000
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		38,000	39,520
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		5,275,000	5,591,500
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		1,075,000	1,127,622
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		10,000	10,075
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		17,000	17,531
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		75,000	76,875
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		917,000	1,016,724
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,476,000	1,595,630
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		89,000	91,712
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		804,000	946,807
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		1,230,000	1,203,254
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	56,750
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		41,000	54,786
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,000,000	1,401,089
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		677,000	849,176
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		30,000	31,200
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		20,000	20,475
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		4,006,000	4,161,233
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		150,000	159,883
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		52,000	55,018
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		1,818,000	1,890,720
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		145,000	160,588
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	89,548
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		345,000	342,413
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		112,000	115,360
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		171,000	170,359
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,000,000	926,900
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		922,000	949,660
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		141,000	145,935
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		35,000	36,663
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		2,291,000	2,817,930
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		7,928,000	10,108,240
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,510,000	1,968,303
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		830,000	1,086,551
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		800,000	761,000
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		2,580,000	3,153,019
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		139,000	128,923
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		208,000	224,380
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		139,000	151,163
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		144,000	152,496
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	148,350
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		26,102,000	1,044,080
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		3,170,000	3,307,705
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		2,490,000	2,402,850
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		6,707,000	6,517,359
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		1,197,000	1,208,970
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,985,521
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		133,000	135,993
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		205,000	208,940
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	72,800
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		531,000	546,930
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		88,000	90,640
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		255,000	262,013
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,430,000	1,480,050
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		25,000	27,516
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		1,683,000	1,772,376
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,780,000	2,978,715
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		2,680,000	2,834,100
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		462,300	450,743
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		68,000	65,705
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		43,000	44,720
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	30,975

			82,485,479
Financials (2.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	88,188
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	25,000
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		375,000	530,838
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		30,000	30,300
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	1,350,000	1,535,960
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		$43,000	42,862
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		55,000	60,590
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		80,000	91,872
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,142,000	2,115,226
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		405,000	372,600
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		415,000	388,025
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		2,600,000	2,700,750
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	141,078
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	897,076
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		465,000	454,538
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		400,000	411,000
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		790,000	807,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		56,000	56,140
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		480,000	499,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,450,000	1,491,223
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		980,000	955,500
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,534,400
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,230,000	1,273,050
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		670,000	695,125
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		97,000	99,183
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		7,050,000	6,768,071
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		494,000	506,350
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		20,000	20,200
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		950,000	951,187
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		780,000	776,100
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		788,000	803,760
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		420,000	414,750
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	42,800
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,191,300
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		65,000	72,313
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		503,000	546,909
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,430,000	1,469,325
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,350,000	1,395,779
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,575,000	3,637,563
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	37,920
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		625,000	635,125
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		52,000	54,080
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,517,950	2,374,095
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$1,150,000	1,173,000
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	204,750

			40,373,476
Health care (1.6%)
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		300,000	303,375
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,697,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,185,000	1,126,035
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		380,000	387,052
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.25%, 2/15/31		500,000	439,375
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		560,000	494,200
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		740,000	754,800
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		710,000	721,723
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		200,000	215,000
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		675,000	691,032
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		625,000	632,813
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	47,306
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		135,000	144,282
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	42,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		2,100,000	2,058,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		720,000	835,200
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		560,000	546,700
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		745,000	752,450
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		90,000	101,138
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	47,559
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		1,978,000	2,048,100
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	1,405,000	1,618,049
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$2,850,000	2,750,250
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		225,000	225,563
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		1,315,000	1,336,369
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		550,000	574,574
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		695,000	712,375
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	128,700
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		585,000	574,219
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	470,813
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	23,288
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		23,000	23,805
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,311
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		2,760,000	2,873,850
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,271,000	1,305,483
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		1,120,000	1,137,349
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	850,650
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		1,520,000	1,618,800
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		650,000	681,122
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,115,000	1,093,046

			32,110,806
Technology (0.5%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		400,000	399,792
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		400,000	402,498
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	56,650
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		958,000	946,026
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		48,000	51,684
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		2,387,000	2,449,182
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		100,000	103,857
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		1,407,000	1,341,927
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		690,000	714,150
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,035,000	1,027,238
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		740,000	747,179
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		945,000	953,344
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		75,000	82,008

			9,275,535
Transportation (0.1%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		90,000	92,138
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		1,390,000	1,485,521
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	109,187
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		150,000	163,797
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		535,000	551,719
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		535,000	557,863

			2,960,225
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	906,680
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		23,000	23,442
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	35,263
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		19,000	19,494
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,135,000	1,177,563
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	20,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,863
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		125,000	165,207
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		244,000	231,170
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	6,237
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	141,024
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		80,000	78,400
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		38,000	40,713
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,544,000	1,569,787
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	25,416
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	42,776
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		52,000	53,560
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		145,000	149,733
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	62,269

			4,758,597

Total corporate bonds and notes (cost $339,191,042)			$332,793,750

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.6%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$1,440,000	$1,445,410
Argentina (Republic of) 144A sr. unsec. notes 5.00%, 2/1/29 (Argentina)		10,768,107	6,272,530
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		3,330,000	3,687,922
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		760,000	841,688
Belarus (Republic of) sr. unsec. notes Ser. REGS, 6.20%, 2/28/30 (Belarus)		2,110,000	1,666,942
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		2,280,000	2,978,273
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		2,540,000	2,952,750
Colombia (Republic of) sr. unsec. unsub. bonds 6.125%, 1/18/41 (Colombia)		1,400,000	1,440,964
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		2,425,643	1,545,135
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		2,780,000	2,804,325
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		4,010,000	4,210,500
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		1,839,000	1,873,481
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		5,748,000	5,525,265
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		1,554,000	1,841,490
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		2,203,000	2,505,913
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,620,795
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	324,000
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		5,780,000	5,873,926
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		2,790,000	2,570,315
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		2,410,000	2,340,696
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		1,820,000	1,478,750
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 5.625%, 6/24/30 (Honduras)		3,080,000	3,195,531
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	351,095
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	618,257
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		370,000	406,071
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		9,965,000	11,135,688
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		9,320,000	10,391,875
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	206,250
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		12,715,000	13,366,644
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		9,105,258	9,116,640
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	280,000	324,974
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$4,251,000	4,410,413
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	290,263
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$2,714,000	3,755,498
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		400,000	459,000
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		3,770,000	3,798,313
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		1,870,000	2,036,017
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		3,220,000	3,396,501
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		290,000	306,313
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,637,000	1,958,278
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		3,120,000	3,182,347
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		4,060,000	3,841,742
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		9,100,000	8,667,486
Nigeria (Republic of) sr. unsec. notes Ser. REGS, 8.747%, 1/21/31 (Nigeria)		2,620,000	2,746,179
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		4,263,000	4,582,810
Pakistan (Islamic Republic of) sr. unsec. notes Ser. REGS, 7.375%, 4/8/31 (Pakistan)		2,710,000	2,689,705
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		2,790,000	3,139,276
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,572,119
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		13,710,000	13,401,525
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		10,820,000	11,090,500
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	248,412
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		2,420,000	2,695,396
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		3,450,000	3,812,112
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		740,000	777,921
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		6,430,000	4,886,800
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 4/26/29 (Turkey)		2,350,000	2,347,110
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		3,218,000	3,160,334
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/29 (Ukraine)		3,550,000	3,146,227
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		3,915,000	3,817,164
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		708,000	724,907
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	814,920
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,542,528

Total foreign government and agency bonds and notes (cost $214,880,348)			$209,212,211

CONVERTIBLE BONDS AND NOTES (6.2%)(a)
		Principal amount	Value
Basic materials (0.1%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	$1,410,290

			1,410,290
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26		$555,000	609,945
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		606,000	968,464

			1,578,409
Communication services (0.5%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28		1,350,000	1,336,265
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	400,000	795,545
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$3,045,000	2,882,254
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		379,000	380,895
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50		692,000	682,312
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		380,000	571,820
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		845,000	1,212,575
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	1,993,464

			9,855,130
Consumer cyclicals (1.1%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	775,353
Affirm Holdings, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26		$369,000	331,731
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		519,000	467,100
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		947,000	1,004,411
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26		754,000	773,308
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		1,081,000	1,587,450
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		830,000	1,233,069
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28		1,614,000	1,215,342
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		1,240,000	1,426,621
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26		2,099,000	2,887,437
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		244,000	420,637
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		1,257,000	2,268,885
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25		36,000	60,188
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25		333,000	472,860
NCL Corp, Ltd. 144A cv. sr. unsec. notes 1.125%, 2/15/27		887,000	830,499
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	600,000	641,565
Nexity SA cv. sr. unsec. notes 0.25% (Units) (France)	EUR	2,850	216,274
NIO, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/27 (China)		$366,000	309,270
RH cv. sr. unsec. notes zero %, 9/15/24		91,000	230,139
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23		1,956,000	2,304,168
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25		1,152,000	1,214,669
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		1,493,000	1,591,204
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		583,000	777,669

			23,039,849
Consumer staples (0.7%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26		1,658,000	1,622,353
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26		908,000	961,667
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		523,000	468,412
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26		1,439,000	1,190,773
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	874,685
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28		$1,501,000	1,764,575
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	207,984
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		181,000	292,424
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		684,000	911,020
Pinduoduo, Inc. cv. sr. unsec. notes zero %, 12/1/25 (China)		935,000	844,305
Sea, Ltd. cv. sr. unsec. unsub. notes 0.25%, 9/15/26 (Singapore)		1,024,000	941,466
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28		73,000	60,408
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25		1,103,000	1,082,595
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		1,590,000	1,445,667
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	618,910
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$117,000	150,591

			13,437,835
Energy (0.4%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	413,515
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28		$1,204,000	1,241,926
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25		1,427,000	2,542,736
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)		724,000	917,670
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26		430,000	334,873
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		800,000	815,359
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,144,527

			7,410,606
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		481,000	490,909
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		757,000	835,066
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		997,304	1,031,013
Upstart Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/26		213,000	203,415

			2,560,403
Health care (0.8%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		966,000	1,007,634
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25		1,379,000	1,636,700
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25		150,000	332,063
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		2,028,000	1,958,237
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27		1,313,000	1,328,231
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27		1,475,000	1,313,672
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		362,000	412,906
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		691,000	914,109
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		253,000	274,024
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		369,000	418,815
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,641,000	1,642,026
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28		679,000	577,999
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		185,000	230,672
Novocure, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		265,000	242,157
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25		599,000	1,129,864
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25		1,027,000	1,135,477
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	519,441
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		339,000	502,568
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		524,000	477,168

			16,053,763
Technology (2.0%)
21Vianet Group, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26 (China)		501,000	400,800
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26		388,000	368,600
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		1,648,000	1,927,171
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		777,000	1,016,938
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26		821,000	757,783
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27		1,360,000	1,251,200
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27		1,204,000	1,231,091
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26		498,000	462,642
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		625,000	750,813
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26		1,050,000	1,096,830
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26		488,000	518,805
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,627,000	1,537,515
Cree, Inc. cv. sr. unsec. unsub. notes 1.75%, 5/1/26		121,000	296,450
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		1,004,000	1,265,040
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		209,000	418,836
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26		510,000	452,319
DocuSign, Inc. 144A cv. sr. unsec. notes zero %, 1/15/24		273,000	263,172
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25		692,000	694,163
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26		528,000	445,783
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25		593,000	728,264
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		742,000	861,685
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		139,000	330,473
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27		397,000	433,246
iQIYI, Inc. cv. sr. unsec. notes 2.00%, 4/1/25 (China)		220,000	159,280
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		1,245,000	1,548,470
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 2/15/27		463,000	333,962
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		2,079,000	2,474,010
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27		816,000	1,187,280
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		1,081,000	2,047,846
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		519,000	548,220
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26		456,000	431,517
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27		567,000	730,749
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		1,363,000	1,280,484
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		449,000	560,128
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		514,000	901,094
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27		1,494,000	1,444,758
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		2,140,000	1,995,551
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26		1,938,000	1,735,674
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26		825,000	752,813
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		310,000	439,037
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		439,000	391,974
Yandex NV cv. sr. unsec. notes 0.75%, 3/3/25 (Russia)		600,000	680,364
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		978,000	1,166,852
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		660,000	815,602
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		369,000	806,453
Zynga, Inc. cv. sr. unsec. unsub. notes zero %, 12/15/26		622,000	567,632

			40,509,369
Transportation (0.2%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25		640,000	883,840
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	543,222
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26		$1,257,000	1,171,797
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		1,255,000	1,672,915

			4,271,774
Utilities and power (0.2%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	227,745
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	429,948
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		$1,377,000	1,569,092
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		1,082,000	1,283,576

			3,510,361

Total convertible bonds and notes (cost $117,699,006)			$123,637,789

PURCHASED SWAP OPTIONS OUTSTANDING (3.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$306,920,900	$171,876
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	5,255,777
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	1,289,430
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	3,796,514
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	3,710,661
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,097,852
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,068,519
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	12,009,957
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	11,979,450
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	10,230,328
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	3,047,404
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	2,284,400
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	2,024,722
(1.4075)/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.4075		12,591,400	89,903
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	420,542,200	3,990,267
Toronto-Dominion Bank
(1.505)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.505		$22,264,800	283,431
(1.80)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.80		44,529,700	98,856
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	2,444,939
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	1,409,478

Total purchased swap options outstanding (cost $41,695,759)				$66,283,764

SENIOR LOANS (1.8%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	$362,262	$351,735
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/28	19,900	19,864
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 3/16/27	106,101	104,968
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.102%, 10/1/25	66,534	66,242
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.10%, 5/3/26	1,435,342	1,425,179

		1,967,988
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	69,650	69,578
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	21,450	21,373
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	94,214	92,868
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	124,688	124,402
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	1,177,748	1,180,267
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	140,219	137,726
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	39,856	39,850

		1,666,064
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	358,196	355,688
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	879,751	880,005
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	290,000	289,153

		1,524,846
Consumer cyclicals (0.5%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	79,200	79,209
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	1,241,887	1,244,091
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	1,368,501	1,348,547
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.97%, 9/18/24	1,479,408	1,421,667
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	89,325	88,989
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	54,158	54,111
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.353%, 8/24/26	73,313	33,785
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.36%, 10/30/26	65,271	65,054
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	1,385,035	1,375,271
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	62,412	62,353
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.104%, 5/1/26	61,237	60,788
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,360,000	1,060,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	55,705	52,335
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.854%, 8/14/24	87,722	87,351
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 12/17/26	1,501,285	1,493,404
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	79,418	79,517

		8,607,272
Consumer staples (—%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	194,806	190,234
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	495,000	494,534
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	77,778	77,592

		762,360
Energy (0.1%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	925,000	936,202
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	1,099,475	1,096,265
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 3.00%, 6/8/27	610,000	610,384

		2,642,851
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	720,374	719,696

		719,696
Health care (0.5%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.849%, 2/4/27	1,069,373	1,054,338
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.854%, 10/10/25	2,828,569	2,267,720
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	2,141,937	2,130,693
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	120,395	120,779
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	1,592,000	1,591,013
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.081%, 6/30/25	1,440,905	1,439,103
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	1,966,548	1,905,093

		10,508,739
Technology (0.3%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,298,563	1,296,771
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.544%, 12/1/27	1,161,225	1,164,616
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	1,002,488	1,001,545
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	701,475	699,546
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	1,285,000	1,287,416

		5,449,894
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	650,000	672,399
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	1,339,875	1,341,702

		2,014,101

Total senior loans (cost $36,000,655)		$35,863,811

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,357,000	$8,362,015
Mello Warehouse Securitization Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 11/25/53	25,000	25,000

Total asset-backed securities (cost $8,382,000)		$8,387,015

WARRANTS (—%)(a)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(NON)(F)	3/1/23	$0.01	353	$18

Total warrants (cost $18)				$18

SHORT-TERM INVESTMENTS (24.5%)(a)
		Principal amount/shares	Value
Collateralized Commercial Paper Flex Co., LLC asset-backed commercial paper 0.150%, 1/19/22		$9,000,000	$8,999,577
Energy Transfer LP commercial paper 0.350%, 1/3/22		16,000,000	15,999,577
Healthpeak Properties, Inc. commercial paper 0.270%, 1/25/22		4,000,000	3,999,194
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	186,605,328	186,605,328
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	4,005,000	4,005,000
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$19,700,000	19,696,245
U.S. Treasury Bills 0.048%, 3/3/22(SEGSF)(SEGCCS)(SEGTBA)		36,800,000	36,797,135
U.S. Treasury Bills 0.047%, 3/10/22(SEG)(SEGSF)(SEGCCS)		33,612,000	33,609,381
U.S. Treasury Bills 0.045%, 2/17/22(SEGSF)		30,200,000	30,198,868
U.S. Treasury Bills 0.043%, 2/24/22(SEG)(SEGSF)		30,000,000	29,998,808
U.S. Treasury Bills 0.042%, 3/17/22(SEGSF)(SEGTBA)		41,535,000	41,530,347
U.S. Treasury Bills 0.041%, 2/10/22(SEG)(SEGSF)		40,500,000	40,498,610
U.S. Treasury Bills 0.040%, 2/3/22(SEG)(SEGSF)		32,500,000	32,499,162

Total short-term investments (cost $484,436,721)			$484,437,232
TOTAL INVESTMENTS

Total investments (cost $3,699,244,721)			$3,507,540,927

	FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $3,338,177,870) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$34,588,613	$33,846,191	$742,422
		Australian Dollar	Sell	1/19/22	34,118,087	34,168,935	50,848
		British Pound	Buy	3/16/22	9,772,367	9,616,671	155,696
		Canadian Dollar	Buy	1/19/22	6,254,473	6,216,243	38,230
		Canadian Dollar	Sell	1/19/22	6,254,473	6,276,716	22,243
		Euro	Buy	3/16/22	3,476,840	3,466,784	10,056
		Japanese Yen	Buy	2/16/22	44,501,845	45,023,081	(521,236)
		New Zealand Dollar	Buy	1/19/22	29,641,586	30,330,498	(688,912)
		New Zealand Dollar	Sell	1/19/22	29,641,586	30,140,721	499,135
		Norwegian Krone	Sell	3/16/22	25,753	25,285	(468)
		Swedish Krona	Buy	3/16/22	1,595	1,575	20
		Swiss Franc	Buy	3/16/22	8,193,453	8,132,308	61,145
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	19,352,810	19,010,824	341,986
		Australian Dollar	Sell	1/19/22	19,352,810	19,376,371	23,561
		British Pound	Buy	3/16/22	8,192,172	8,129,563	62,609
		Canadian Dollar	Buy	1/19/22	38,394,608	38,137,207	257,401
		Canadian Dollar	Sell	1/19/22	38,394,608	39,101,035	706,427
		Euro	Sell	3/16/22	31,805,668	31,718,995	(86,673)
		Japanese Yen	Buy	2/16/22	29,664,706	30,014,536	(349,830)
		New Zealand Dollar	Buy	1/19/22	11,891,326	11,716,154	175,172
		New Zealand Dollar	Sell	1/19/22	11,891,326	12,091,099	199,773
		Swedish Krona	Buy	3/16/22	20,983	20,977	6
		Swiss Franc	Buy	3/16/22	13,814,409	13,715,960	98,449
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	5,546,628	5,478,917	67,711
		Australian Dollar	Sell	1/19/22	5,546,628	5,754,098	207,470
		British Pound	Sell	3/16/22	16,082,866	15,826,829	(256,037)
		Canadian Dollar	Buy	1/19/22	36,159,530	35,724,361	435,169
		Canadian Dollar	Sell	1/19/22	36,159,530	36,713,652	554,122
		Euro	Sell	3/16/22	15,928,204	15,874,551	(53,653)
		Japanese Yen	Buy	2/16/22	21,970,878	22,234,017	(263,139)
		New Zealand Dollar	Buy	1/19/22	20,843,428	20,587,229	256,199
		New Zealand Dollar	Sell	1/19/22	20,843,428	21,164,818	321,390
		Swedish Krona	Sell	3/16/22	1,904,975	1,906,819	1,844
		Swiss Franc	Sell	3/16/22	6,661,741	6,611,766	(49,975)
	Credit Suisse International
		Australian Dollar	Buy	1/19/22	198,847	194,493	4,354
		Australian Dollar	Sell	1/19/22	198,847	199,148	301
		British Pound	Sell	3/16/22	9,212,033	9,064,024	(148,009)
		Canadian Dollar	Buy	1/19/22	17,324,172	17,370,048	(45,876)
		Canadian Dollar	Sell	1/19/22	17,324,172	17,420,591	96,419
		Euro	Sell	3/16/22	10,253,567	10,219,331	(34,236)
		New Zealand Dollar	Buy	1/19/22	10,708,473	10,888,008	(179,535)
		New Zealand Dollar	Sell	1/19/22	10,708,475	10,548,693	(159,782)
	Goldman Sachs International
		Australian Dollar	Buy	1/19/22	41,303,005	41,092,946	210,059
		Australian Dollar	Sell	1/19/22	41,303,005	41,333,724	30,719
		British Pound	Buy	3/16/22	15,917,241	15,731,913	185,328
		Canadian Dollar	Buy	1/19/22	119,472,160	120,157,471	(685,311)
		Canadian Dollar	Sell	1/19/22	119,472,160	118,646,360	(825,800)
		Euro	Sell	3/16/22	29,282,695	29,189,779	(92,916)
		Japanese Yen	Buy	2/16/22	6,281,107	6,325,944	(44,837)
		New Zealand Dollar	Buy	1/19/22	45,336,216	45,153,417	182,799
		New Zealand Dollar	Sell	1/19/22	45,336,216	46,247,656	911,440
		Norwegian Krone	Sell	3/16/22	1,747,693	1,716,460	(31,233)
		Polish Zloty	Buy	3/16/22	1,731,754	1,717,239	14,515
		South African Rand	Buy	1/19/22	5,987,201	6,430,474	(443,273)
		South African Rand	Sell	1/19/22	5,987,201	6,316,029	328,828
		Swedish Krona	Buy	3/16/22	76,604	76,698	(94)
		Swiss Franc	Buy	3/16/22	25,440,050	25,258,149	181,901
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/19/22	19,077,422	18,668,682	408,740
		Australian Dollar	Sell	1/19/22	18,826,334	18,848,629	22,295
		British Pound	Sell	3/16/22	32,490,619	31,973,687	(516,932)
		Canadian Dollar	Buy	1/19/22	9,870,853	9,928,279	(57,426)
		Canadian Dollar	Sell	1/19/22	9,870,853	9,750,712	(120,141)
		Euro	Buy	3/16/22	31,690,055	31,584,409	105,646
		Japanese Yen	Buy	2/16/22	27,438,652	27,801,676	(363,024)
		New Zealand Dollar	Buy	1/19/22	13,252,638	13,728,120	(475,482)
		New Zealand Dollar	Sell	1/19/22	13,252,638	13,428,492	175,854
		Swedish Krona	Buy	3/16/22	42,732	42,784	(52)
		Swiss Franc	Sell	3/16/22	857,938	851,801	(6,137)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	3,648,010	3,415,787	232,223
		British Pound	Buy	3/16/22	4,825,563	4,748,947	76,616
		Canadian Dollar	Buy	1/19/22	24,926,823	25,489,632	(562,809)
		Canadian Dollar	Sell	1/19/22	24,926,823	24,908,518	(18,305)
		Euro	Buy	3/16/22	80,216,574	79,957,904	258,670
		Japanese Yen	Sell	2/16/22	26,461,220	26,774,921	313,701
		New Zealand Dollar	Buy	1/19/22	99,124,836	100,781,240	(1,656,404)
		New Zealand Dollar	Sell	1/19/22	99,124,836	97,824,964	(1,299,872)
		Norwegian Krone	Buy	3/16/22	185,990	180,145	5,845
		Swedish Krona	Sell	3/16/22	6,135	6,093	(42)
		Swiss Franc	Sell	3/16/22	5,026,242	4,989,162	(37,080)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	69,411	1,641,974	(1,572,563)
		British Pound	Buy	3/16/22	2,963,509	2,987,097	(23,588)
		Canadian Dollar	Buy	1/19/22	96,444	1,025,335	(928,891)
		Euro	Buy	3/16/22	11,490,541	11,454,571	35,970
		Japanese Yen	Sell	2/16/22	6,798,999	6,868,281	69,282
		New Zealand Dollar	Sell	1/19/22	20,984,973	21,074,576	89,603
		Norwegian Krone	Sell	3/16/22	1,684,518	1,630,287	(54,231)
		Swedish Krona	Sell	3/16/22	3,145,586	3,130,053	(15,533)
		Swiss Franc	Sell	3/16/22	20,266,261	20,159,484	(106,777)
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	21,015,402	21,027,985	(12,583)
		Australian Dollar	Sell	1/19/22	21,015,402	21,144,151	128,749
		British Pound	Buy	3/16/22	15,227,411	14,970,260	257,151
		Canadian Dollar	Buy	1/19/22	2,590,187	2,558,700	31,487
		Canadian Dollar	Sell	1/19/22	2,590,187	2,605,142	14,955
		Euro	Sell	3/16/22	49,170,716	49,036,273	(134,443)
		Japanese Yen	Sell	2/16/22	5,792,661	5,848,192	55,531
		New Zealand Dollar	Buy	1/19/22	86,242,127	85,445,103	797,024
		New Zealand Dollar	Sell	1/19/22	86,242,127	87,688,670	1,446,543
		Norwegian Krone	Buy	3/16/22	9,151	8,865	286
		Swiss Franc	Buy	3/16/22	7,047,557	6,997,315	50,242
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/19/22	21,480,760	23,039,834	1,559,074
		British Pound	Sell	3/16/22	47,439,826	46,692,624	(747,202)
		Canadian Dollar	Sell	1/19/22	30,539,145	30,874,880	335,735
		Euro	Sell	3/16/22	73,967,749	73,794,797	(172,952)
		Japanese Yen	Sell	2/16/22	148,142,452	149,924,307	1,781,855
		New Zealand Dollar	Buy	1/19/22	4,467,901	7,312,192	(2,844,291)
		Norwegian Krone	Sell	3/16/22	2,890,484	2,801,038	(89,446)
		Swedish Krona	Sell	3/16/22	12,226,155	12,230,182	4,027
		Swiss Franc	Buy	3/16/22	31,501,253	31,269,783	231,470
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	33,716,390	33,897,288	(180,898)
		Australian Dollar	Sell	1/19/22	33,716,390	32,976,687	(739,703)
		British Pound	Sell	3/16/22	4,063,205	3,927,393	(135,812)
		Canadian Dollar	Buy	1/19/22	69,051,148	68,462,733	588,415
		Canadian Dollar	Sell	1/19/22	69,051,148	70,008,395	957,247
		Euro	Sell	3/16/22	34,432,967	34,381,455	(51,512)
		Japanese Yen	Buy	2/16/22	15,862,930	16,016,800	(153,870)
		New Zealand Dollar	Buy	1/19/22	14,739,336	14,522,791	216,545
		New Zealand Dollar	Sell	1/19/22	14,739,336	14,983,266	243,930
		Norwegian Krone	Sell	3/16/22	3,613,291	3,523,895	(89,396)
		Swedish Krona	Sell	3/16/22	6,357,667	6,364,049	6,382
	UBS AG
		Australian Dollar	Buy	1/19/22	36,557,224	35,770,124	787,100
		Australian Dollar	Sell	1/19/22	36,557,224	37,096,281	539,057
		British Pound	Buy	3/16/22	15,743,363	15,489,626	253,737
		Canadian Dollar	Buy	1/19/22	44,436,033	44,705,365	(269,332)
		Canadian Dollar	Sell	1/19/22	44,436,033	45,195,596	759,563
		Euro	Buy	3/16/22	82,881,954	82,614,300	267,654
		Japanese Yen	Buy	2/16/22	98,020,498	99,126,818	(1,106,320)
		New Zealand Dollar	Buy	1/19/22	36,481,494	37,619,660	(1,138,166)
		New Zealand Dollar	Sell	1/19/22	36,481,494	36,370,486	(111,008)
		Norwegian Krone	Buy	3/16/22	45,157	44,105	1,052
		Swedish Krona	Buy	3/16/22	54,602	54,438	164
		Swiss Franc	Sell	3/16/22	2,202,069	2,186,332	(15,737)
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	17,405,694	17,128,445	277,249
		Canadian Dollar	Buy	1/19/22	12,213,365	12,280,287	(66,922)
		Canadian Dollar	Sell	1/19/22	12,213,365	12,067,487	(145,878)
		Euro	Sell	3/16/22	11,264,786	11,229,149	(35,637)
		Japanese Yen	Sell	2/16/22	3,391,671	3,430,995	39,324
		New Zealand Dollar	Buy	1/19/22	27,810,091	28,063,567	(253,476)
		New Zealand Dollar	Sell	1/19/22	27,810,089	28,260,141	450,052

	Unrealized appreciation						21,311,792

	Unrealized (depreciation)						(21,270,698)

	Total						$41,094
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	13,164	$2,872,014,576	$2,872,014,576	Mar-22	$2,549,517
U.S. Treasury Note Ultra 10 yr (Short)	1,731	253,483,313	253,483,313	Mar-22	(4,223,207)

Unrealized appreciation					2,549,517

Unrealized (depreciation)					(4,223,207)

Total					$(1,673,690)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $95,717,385) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$306,920,900	$2,522,890
Citibank, N.A.
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		16,867,200	302,935
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,062,633
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,403,880
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	1,625,739
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	3,710,212
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$17,076,600	291,668
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	419,719
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	1,338,689
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		196,939,100	1,349,033
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	1,434,597
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$17,076,600	1,600,419
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	8,520,595
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$196,939,100	27,396,198
Morgan Stanley & Co. International PLC
1.6075/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.6075		25,182,800	88,392
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	446,637
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	457,854
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	937,753
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	1,872,558
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	2,036,200
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	2,716,219
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	2,781,234
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	9,449,059
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	11,273,788
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		44,214,400	11,394,935
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	420,542,200	2,550,128
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	420,542,200	3,227,505
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$2,531,000	137,509
1.65/3 month USD-LIBOR-BBA/Jan-32	Jan-22/1.65		67,062,800	388,964
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		5,061,900	968,139
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	3,048,520
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	3,662,830

Total				$114,417,431

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$99,263,300	$(12,904,229)	$7,824,926
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		357,636,500	(3,299,197)	4,148,583
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	4,053,854
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	2,592,658
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		186,994,200	(9,031,820)	2,571,170
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	1,919,221
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		$375,840,500	(451,009)	1,597,322
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	1,410,790
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		65,447,700	(3,219,092)	1,301,100
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	846,369
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	260,381
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	215,998
1.39/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	(90,349)
(1.39)/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	(93,824)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(537,596)	(346,306)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		75,168,000	(977,184)	(773,479)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(856,931)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		$72,336,100	(4,365,484)	(1,022,832)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	(1,105,822)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(1,139,458)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$24,024,100	(3,129,139)	(1,253,337)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	(2,012,879)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		357,636,500	(3,299,197)	(3,190,118)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		18,018,000	(7,231,766)	(4,602,698)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	(5,700,691)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		224,241,800	4,737,108	1,000,118
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		37,584,000	1,052,352	619,760
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	340,270
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		93,496,900	1,458,552	(470,289)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		373,987,700	5,132,981	(826,513)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		751,680,600	244,296	(1,014,769)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	(1,142,124)
Citibank, N.A.
(1.529)/3 month USD-LIBOR-BBA/Sep-32 (Purchased)	Sep-22/1.529		291,254,000	(7,741,593)	1,482,483
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	941,779
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	474,822
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	262,893
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	222,051
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	199,692
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		29,866,100	(732,541)	(47,487)
(1.37)/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		150,196,700	(2,237,931)	(76,600)
1.37/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		150,196,700	(2,237,931)	(163,714)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	(178,201)
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	(277,312)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	(316,138)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	(358,142)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(1,019,737)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	1,341,850
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	813,622
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	633,939
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	359,313
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		30,373,100	3,632,623	211,093
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		30,373,100	3,632,623	(166,445)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	(318,479)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		143,357,600	759,795	(604,969)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	(717,133)
1.849/3 month USD-LIBOR-BBA/Sep-32 (Written)	Sep-22/1.849		582,508,000	8,760,574	(1,409,669)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	1,388,414
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$8,348,800	(1,054,036)	635,928
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(1,457,755)	224,943
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		69,093,500	(960,400)	(171,352)
(1.7355)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.7355		41,941,000	(644,472)	(383,341)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		69,093,500	(960,400)	(402,124)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	(417,588)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$15,897,000	(2,376,602)	(533,662)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(647,282)
1.9555/3 month USD-LIBOR-BBA/Feb-32 (Written)	Feb-22/1.9555		83,882,000	634,150	449,608
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	439,947
(1.71)/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71		$65,100	8,815	466
1.71/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71		65,100	8,815	(27)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		88,528,900	1,292,522	(102,694)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	(199,485)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	(245,306)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		$80,380,800	1,663,883	(273,295)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	(774,001)
JPMorgan Chase Bank N.A.
(0.5825)/3 month USD-LIBOR-BBA/Oct-23 (Purchased)	Oct-22/0.5825		$1,285,172,100	(2,184,793)	5,847,533
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	5,626,365
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	5,327,267
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	1,058,212
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	711,027
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	677,593
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	669,694
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	605,636
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	453,949
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	263,211
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$10,779,000	(639,195)	11,102
(1.6875)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-22/1.6875		100,731,200	(176,280)	(27,197)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		10,779,000	(639,195)	(58,314)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(115,900)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(336,506)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(481,063)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(539,970)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	(722,258)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(868,084)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(978,367)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(2,503,815)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(5,826,933)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	1,181,633
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	1,011,245
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	928,792
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	8,470,500	305,743	103,903
1.8875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/1.8875		$100,731,200	95,695	13,095
2.0875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/2.0875		100,731,200	50,366	5,037
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	8,470,500	305,743	(173,542)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		$29,457,400	1,895,584	(918,776)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	(932,873)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	(1,096,746)
1.0325/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/1.0325		1,285,172,100	771,103	(3,251,485)
0.8075/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/0.8075		1,285,172,100	1,220,913	(4,575,213)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	7,182,853
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	850,024
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(1,195,957)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,920,247)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	3,429,572
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(2,799,247)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		47,611,800	(1,636,656)	299,954
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	193,774
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	88,558
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	(55,420)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	(137,629)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		47,611,800	(1,636,656)	(716,081)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		23,697,700	645,762	497,652
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	333,967
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		23,697,700	645,762	121,806
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	(307,727)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	30,492,000	(1,594,776)	957,444
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$47,307,400	(1,002,917)	864,306
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	836,766
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		157,691,000	(1,063,626)	734,840
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	604,825
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$63,076,400	(999,761)	564,534
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	468,446
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	280,842
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	178,416
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	151,314
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$48,828,900	(2,270,544)	103,029
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	(2,273)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(15,982)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(18,440)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$9,522,400	(859,397)	(116,554)
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		48,828,900	(2,270,544)	(139,162)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(217,227)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$9,522,400	(859,397)	(235,394)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	42,242,800	(2,567,710)	(270,766)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	(282,234)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(358,781)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(363,445)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$63,076,400	(999,761)	(435,858)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	30,492,000	(1,594,776)	(463,100)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$157,691,000	(1,063,626)	(542,457)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	(724,932)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		47,307,400	(1,002,917)	(823,149)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		37,845,900	1,005,755	568,067
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	342,112
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	42,242,800	1,689,809	115,905
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	42,242,800	1,095,376	25,490
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	(145,169)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	(790,222)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	525,254
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	434,908
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	395,178
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	91,612
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	80,040
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	(289,004)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	(377,943)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	(424,206)

Unrealized appreciation					86,602,145

Unrealized (depreciation)					(74,022,250)

Total					$12,579,895

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $967,993,672) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/52	$3,000,000	1/20/22	$3,124,296
Uniform Mortgage-Backed Securities, 5.50%, 1/1/52	11,000,000	1/13/22	11,900,642
Uniform Mortgage-Backed Securities, 4.00%, 1/1/52	185,000,000	1/13/22	196,786,535
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	255,000,000	1/13/22	268,546,926
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	68,000,000	1/13/22	70,472,970
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	30,000,000	1/13/22	30,632,826
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	388,000,000	1/13/22	387,066,394

Total			$968,530,589

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$62,344,000	$225,685	(E)	$(86,421)	3/16/32	Secured Overnight Financing Rate — Annually	1.385% — Annually	$139,264
		3,128,580,000	1,908,434	(E)	(1,675,622)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	232,812
		3,615,000	14,243	(E)	(16,545)	3/16/27	Secured Overnight Financing Rate — Annually	1.25% — Annually	(2,302)
		1,584,318,000	6,242,213	(E)	7,122,408	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	880,195
		182,819,000	921,408	(E)	(1,119,994)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(198,587)
		22,251,000	112,145	(E)	145,793	3/16/32	1.40% — Annually	Secured Overnight Financing Rate — Annually	33,648
		185,070,000	6,212,800	(E)	(6,775,325)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(562,525)
		114,000	3,827	(E)	4,183	3/16/52	1.60% — Annually	Secured Overnight Financing Rate — Annually	356
		178,113,000	128,241		8,605	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	107,879
		86,795,000	112,834		7,460	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	97,715
		88,939,000	229,462		(23,139)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(235,361)
		4,249,000	16,104		(7,566)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(22,190)
		245,670,000	167,056		(24,998)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	106,599
		22,430,000	17,271		(3,002)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	9,042
		73,987,000	191,626		(33,029)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	138,251
		97,957,000	419,256		(52,939)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	336,113
		79,246,000	322,531		(1,051)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	315,999
		34,637,000	59,922		(459)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	(61,662)
		52,155,000	8,345		(197)	12/31/23	0.7415% — Annually	Secured Overnight Financing Rate — Annually	(9,616)
		7,986,000	5,191		(65)	12/31/26	Secured Overnight Financing Rate — Annually	1.126% — Annually	5,376
		61,600,000	190,344	(E)	(115,817)	3/16/29	Secured Overnight Financing Rate — Annually	1.30% — Annually	74,527
		149,937,400	242,899	(E)	(1,988)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	240,910
		13,500,000	222,210		(460)	12/31/51	1.5195% — Annually	Secured Overnight Financing Rate — Annually	(223,240)
		29,000,000	102,370		(385)	12/31/31	1.35% — Annually	Secured Overnight Financing Rate — Annually	(103,842)
		42,800,000	74,044		(346)	12/31/26	1.148% — Annually	Secured Overnight Financing Rate — Annually	(75,755)
		53,288,000	949,059		(8,686)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	(959,928)
		16,267,000	17,731		(2,158)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	16,086
		17,897,000	71,767		15,524	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	87,964
		1,150,000	12,363		(34)	12/31/41	1.541% — Annually	Secured Overnight Financing Rate — Annually	(12,446)
		740,000	12,639		(25)	12/31/51	1.522% — Annually	Secured Overnight Financing Rate — Annually	(12,696)
		1,770,000	10,939		(34)	12/31/34	1.4425% — Annually	Secured Overnight Financing Rate — Annually	(11,043)
	AUD	1,119,500	45,555	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	45,543
	AUD	3,719,600	204,047	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	204,010
	AUD	1,399,700	82,853	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	82,841
	AUD	2,018,200	107,791	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	107,767
	AUD	7,680,600	532,259	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	532,167
	AUD	483,400	45,721	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	45,710
	AUD	24,600,000	124,389		(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(48,607)
	AUD	3,471,000	1,364	(E)	(3,333)	3/16/32	6 month AUD-BBR-BBSW — Semiannually	2.04% — Semiannually	(1,969)
	CAD	29,530,000	157,577	(E)	80,090	3/16/32	3 month CAD-BA-CDOR — Semiannually	2.08% — Semiannually	237,668
	CHF	35,273,000	722,338	(E)	61,007	3/16/32	0.07% plus Swiss Average Rate Overnight — Annually	—	(661,331)
	EUR	7,235,600	2,254,584	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,254,862)
	EUR	9,840,300	2,586,142		(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	2,744,358
	EUR	10,864,000	2,571,940		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,722,763)
	EUR	11,002,000	2,418,101		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,564,609)
	EUR	13,678,600	2,597,902		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,757,258)
	EUR	13,443,000	3,590,213	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	3,589,704
	EUR	14,233,000	2,419,460		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,605,329)
	EUR	10,466,600	1,812,934	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,813,335)
	EUR	9,550,400	1,192,021		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,302,351)
	EUR	8,829,000	822,138		(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(913,549)
	EUR	22,091,800	187,882	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	187,042
	EUR	12,792,500	1,273,645	(E)	(483)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(1,274,127)
	EUR	20,383,200	1,642,540		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,546,735
	EUR	70,039,500	2,122,678		(2,643)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	2,705,676
	EUR	8,796,100	1,081,050	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,080,722
	EUR	4,363,500	1,044,887	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	1,044,718
	EUR	23,312,400	1,408,274	(E)	(494)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(1,408,769)
	EUR	10,527,400	590,043	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	589,814
	EUR	15,952,000	896,989	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	896,620
	EUR	5,045,400	282,212	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	282,095
	EUR	17,295,900	178,995		(705)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	253,683
	EUR	16,158,000	180,832		(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	157,988
	EUR	15,809,000	363,931		(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	313,533
	EUR	3,168,200	125,379	(E)	(127)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(125,507)
	EUR	1,270,000	11,104		27,725	12/15/51	0.451% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	38,171
	EUR	1,730,000	39,471		(16,124)	12/15/31	0.101% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	22,754
	EUR	610,000	7,653		1,155	12/15/26	—	0.201% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	8,691
	EUR	4,400,000	13,876		(15,926)	12/15/23	—	0.451% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(2,338)
	EUR	39,210,000	818,708	(E)	24,096	3/16/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.15% — Annually	(794,612)
	GBP	9,933,800	236,917		(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(177,808)
	GBP	168,216,700	289,166	(E)	(866)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	288,300
	GBP	11,974,000	172,609	(E)	106,329	3/16/32	0.85% — Annually	Sterling Overnight Index Average — Annually	278,938
	JPY	732,682,200	508,858	(E)	(209)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(509,067)
	JPY	929,267,100	231,771	(E)	(265)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	231,506
	JPY	1,690,202,100	5,437		(198)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(6,263)
	JPY	1,690,202,100	735		(29)	2/25/22	6 month JPY-LIBOR-BBA — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	1,214
	JPY	1,805,778,500	175,036	(E)	(513)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(175,549)
	NOK	277,009,000	645,454	(E)	(68,840)	3/16/32	1.695% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	576,614
	NZD	41,891,000	231,538	(E)	(99,750)	3/16/32	2.590% — Semiannually	3 month NZD-BBR-FRA — Quarterly	131,788
	SEK	98,072,000	156,612	(E)	7,263	3/16/32	0.850% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	163,875

	Total				$(2,557,350)				$(3,398,215)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$13,075,860	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(345,436)
13,597,326	13,238,252	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(356,533)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(701,969)

	Total	$—			Total	$(701,969)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$168,767,000	$6,565,036	$(3,072)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(6,568,108)

Total			$(3,072)				$(6,568,108)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$39,713	$580,476	$162,417	5/11/63	300 bp — Monthly	$(122,365)
	CMBX NA BBB-.6 Index	B+/P	79,608	1,319,808	369,282	5/11/63	300 bp — Monthly	(288,904)
	CMBX NA BBB-.6 Index	B+/P	163,473	2,645,611	740,242	5/11/63	300 bp — Monthly	(575,225)
	CMBX NA BBB-.6 Index	B+/P	155,838	2,731,534	764,283	5/11/63	300 bp — Monthly	(606,851)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	1,843	11,000	1,077	5/11/63	200 bp — Monthly	770
	CMBX NA A.6 Index	BBB+/P	2,723	18,000	1,762	5/11/63	200 bp — Monthly	967
	CMBX NA A.6 Index	BBB+/P	6,851	54,000	5,287	5/11/63	200 bp — Monthly	1,586
	CMBX NA A.6 Index	BBB+/P	9,975	60,000	5,874	5/11/63	200 bp — Monthly	4,124
	CMBX NA A.6 Index	BBB+/P	13,012	109,000	10,671	5/11/63	200 bp — Monthly	2,383
	CMBX NA A.6 Index	BBB+/P	21,048	119,000	11,650	5/11/63	200 bp — Monthly	9,444
	CMBX NA A.6 Index	BBB+/P	14,218	121,000	11,846	5/11/63	200 bp — Monthly	2,419
	CMBX NA A.6 Index	BBB+/P	33,320	238,000	23,300	5/11/63	200 bp — Monthly	10,112
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	142,100	11/18/54	500 bp — Monthly	736,856
	CMBX NA BB.13 Index	BB-/P	12,597	126,000	12,839	12/16/72	500 bp — Monthly	(120)
	CMBX NA BB.13 Index	BB-/P	12,757	140,000	14,266	12/16/72	500 bp — Monthly	(1,373)
	CMBX NA BB.13 Index	BB-/P	20,857	221,000	22,520	12/16/72	500 bp — Monthly	(1,448)
	CMBX NA BB.13 Index	BB-/P	50,236	551,000	56,147	12/16/72	500 bp — Monthly	(5,375)
	CMBX NA BB.6 Index	B-/P	2,294,788	15,357,120	6,767,883	5/11/63	500 bp — Monthly	(4,458,133)
	CMBX NA BB.7 Index	B/P	596,583	11,690,000	3,940,699	1/17/47	500 bp — Monthly	(3,332,750)
	CMBX NA BB.9 Index	B/P	60,061	295,000	68,116	9/17/58	500 bp — Monthly	(7,767)
	CMBX NA BB.9 Index	B/P	381,487	1,868,000	431,321	9/17/58	500 bp — Monthly	(48,017)
	CMBX NA BBB-.10 Index	BB+/P	94,147	863,000	77,152	11/17/59	300 bp — Monthly	17,498
	CMBX NA BBB-.11 Index	BBB-/P	197,118	3,147,000	148,538	11/18/54	300 bp — Monthly	50,415
	CMBX NA BBB-.12 Index	BBB-/P	69,907	441,000	22,756	8/17/61	300 bp — Monthly	47,409
	CMBX NA BBB-.12 Index	BBB-/P	28,903	693,000	35,759	8/17/61	300 bp — Monthly	(6,452)
	CMBX NA BBB-.12 Index	BBB-/P	122,459	2,078,000	107,225	8/17/61	300 bp — Monthly	16,447
	CMBX NA BBB-.13 Index	BBB-/P	52,918	1,130,000	58,421	12/16/72	300 bp — Monthly	(4,844)
	CMBX NA BBB-.14 Index	BBB-/P	280	9,000	422	12/16/72	300 bp — Monthly	(136)
	CMBX NA BBB-.14 Index	BBB-/P	1,144	28,000	1,313	12/16/72	300 bp — Monthly	(153)
	CMBX NA BBB-.14 Index	BBB-/P	2,174	49,000	2,298	12/16/72	300 bp — Monthly	(95)
	CMBX NA BBB-.14 Index	BBB-/P	3,214	76,000	3,564	12/16/72	300 bp — Monthly	(306)
	CMBX NA BBB-.14 Index	BBB-/P	3,431	105,000	4,925	12/16/72	300 bp — Monthly	(1,432)
	CMBX NA BBB-.14 Index	BBB-/P	5,700	114,000	5,347	12/16/72	300 bp — Monthly	420
	CMBX NA BBB-.14 Index	BBB-/P	8,379	273,000	12,804	12/16/72	300 bp — Monthly	(4,266)
	CMBX NA BBB-.14 Index	BBB-/P	26,117	803,000	37,661	12/16/72	300 bp — Monthly	(11,074)
	CMBX NA BBB-.14 Index	BBB-/P	53,704	1,178,000	55,248	12/16/72	300 bp — Monthly	(856)
	CMBX NA BBB-.6 Index	B+/P	1,999	24,977	6,989	5/11/63	300 bp — Monthly	(4,976)
	CMBX NA BBB-.6 Index	B+/P	30,475	105,904	29,632	5/11/63	300 bp — Monthly	904
	CMBX NA BBB-.6 Index	B+/P	30,475	105,904	29,632	5/11/63	300 bp — Monthly	904
	CMBX NA BBB-.6 Index	B+/P	9,825	148,866	41,653	5/11/63	300 bp — Monthly	(31,740)
	CMBX NA BBB-.6 Index	B+/P	13,207	193,825	54,232	5/11/63	300 bp — Monthly	(40,912)
	CMBX NA BBB-.6 Index	B+/P	62,408	211,809	59,264	5/11/63	300 bp — Monthly	3,267
	CMBX NA BBB-.6 Index	B+/P	17,502	265,760	74,360	5/11/63	300 bp — Monthly	(56,703)
	CMBX NA BBB-.6 Index	B+/P	473,517	7,429,292	2,078,716	5/11/63	300 bp — Monthly	(1,600,862)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	369,046	2,759,000	930,059	1/17/47	500 bp — Monthly	(558,331)
	CMBX NA BBB-.6 Index	B+/P	281,868	2,548,699	713,126	5/11/63	300 bp — Monthly	(429,770)
	CMBX NA BBB-.6 Index	B+/P	511,694	4,626,823	1,294,585	5/11/63	300 bp — Monthly	(780,191)
	CMBX NA BBB-.6 Index	B+/P	16,869,642	179,374,052	50,188,860	5/11/63	300 bp — Monthly	(33,214,488)
	CMBX NA BBB-.7 Index	BB-/P	1,788,740	24,200,000	4,859,360	1/17/47	300 bp — Monthly	(3,056,504)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	54,693	512,537	143,408	5/11/63	300 bp — Monthly	(88,416)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	B+/P	350,890	2,262,957	633,175	5/11/63	300 bp — Monthly	(280,964)
	CMBX NA BB.9 Index	B/P	1,088,578	2,692,000	621,583	9/17/58	500 bp — Monthly	469,612
	CMBX NA BBB-.13 Index	BBB-/P	3,957	86,000	4,446	12/16/72	300 bp — Monthly	(439)
	CMBX NA BBB-.14 Index	BBB-/P	4,547	120,000	5,628	12/16/72	300 bp — Monthly	(1,011)
	CMBX NA BBB-.14 Index	BBB-/P	7,230	251,000	11,772	12/16/72	300 bp — Monthly	(4,396)
	CMBX NA BBB-.14 Index	BBB-/P	35,041	1,216,500	57,054	12/16/72	300 bp — Monthly	(21,303)
	CMBX NA BBB-.6 Index	B+/P	1,473	10,990	3,075	5/11/63	300 bp — Monthly	(1,596)
	CMBX NA BBB-.6 Index	B+/P	1,061	13,987	3,914	5/11/63	300 bp — Monthly	(2,844)
	CMBX NA BBB-.6 Index	B+/P	1,327	14,986	4,193	5/11/63	300 bp — Monthly	(2,857)
	CMBX NA BBB-.6 Index	B+/P	1,683	20,981	5,871	5/11/63	300 bp — Monthly	(4,175)
	CMBX NA BBB-.6 Index	B+/P	7,130	26,976	7,548	5/11/63	300 bp — Monthly	(402)
	CMBX NA BBB-.6 Index	B+/P	4,131	28,974	8,107	5/11/63	300 bp — Monthly	(3,959)
	CMBX NA BBB-.6 Index	B+/P	12,684	44,959	12,580	5/11/63	300 bp — Monthly	131
	CMBX NA BBB-.6 Index	B+/P	12,684	44,959	12,580	5/11/63	300 bp — Monthly	131
	CMBX NA BBB-.6 Index	B+/P	19,080	71,935	20,127	5/11/63	300 bp — Monthly	(1,005)
	CMBX NA BBB-.6 Index	B+/P	9,848	73,933	20,687	5/11/63	300 bp — Monthly	(10,796)
	CMBX NA BBB-.6 Index	B+/P	9,582	113,897	31,868	5/11/63	300 bp — Monthly	(22,219)
	CMBX NA BBB-.6 Index	B+/P	12,549	124,887	34,943	5/11/63	300 bp — Monthly	(22,322)
	CMBX NA BBB-.6 Index	B+/P	6,424	129,883	36,341	5/11/63	300 bp — Monthly	(29,841)
	CMBX NA BBB-.6 Index	B+/P	8,299	161,854	45,287	5/11/63	300 bp — Monthly	(36,893)
	CMBX NA BBB-.6 Index	B+/P	8,498	163,852	45,846	5/11/63	300 bp — Monthly	(37,253)
	CMBX NA BBB-.6 Index	B+/P	13,043	177,839	49,759	5/11/63	300 bp — Monthly	(36,613)
	CMBX NA BBB-.6 Index	B+/P	13,121	177,839	49,759	5/11/63	300 bp — Monthly	(36,534)
	CMBX NA BBB-.6 Index	B+/P	24,289	208,811	58,425	5/11/63	300 bp — Monthly	(34,015)
	CMBX NA BBB-.6 Index	B+/P	29,106	268,757	75,198	5/11/63	300 bp — Monthly	(45,935)
	CMBX NA BBB-.6 Index	B+/P	14,866	284,743	79,671	5/11/63	300 bp — Monthly	(64,639)
	CMBX NA BBB-.6 Index	B+/P	43,555	288,739	80,789	5/11/63	300 bp — Monthly	(37,066)
	CMBX NA BBB-.6 Index	B+/P	46,663	421,619	117,969	5/11/63	300 bp — Monthly	(71,059)
	CMBX NA BBB-.6 Index	B+/P	32,064	504,544	141,172	5/11/63	300 bp — Monthly	(108,814)
	CMBX NA BBB-.6 Index	B+/P	40,545	533,518	149,278	5/11/63	300 bp — Monthly	(108,421)
	CMBX NA BBB-.6 Index	B+/P	154,943	565,489	158,224	5/11/63	300 bp — Monthly	(2,951)
	CMBX NA BBB-.6 Index	B+/P	78,601	712,357	199,317	5/11/63	300 bp — Monthly	(120,300)
	CMBX NA BBB-.6 Index	B+/P	124,294	912,176	255,227	5/11/63	300 bp — Monthly	(130,401)
	CMBX NA BBB-.6 Index	B+/P	96,615	924,166	258,582	5/11/63	300 bp — Monthly	(161,427)
	CMBX NA BBB-.6 Index	B+/P	107,255	1,068,036	298,836	5/11/63	300 bp — Monthly	(190,958)
	CMBX NA BBB-.6 Index	B+/P	346,906	1,304,822	365,089	5/11/63	300 bp — Monthly	(17,421)
	CMBX NA BBB-.6 Index	B+/P	207,104	1,347,783	377,110	5/11/63	300 bp — Monthly	(169,219)
	CMBX NA BBB-.6 Index	B+/P	157,809	1,408,728	394,162	5/11/63	300 bp — Monthly	(235,530)
	CMBX NA BBB-.6 Index	B+/P	110,705	1,623,534	454,265	5/11/63	300 bp — Monthly	(342,612)
	CMBX NA BBB-.6 Index	B+/P	183,902	1,643,516	459,856	5/11/63	300 bp — Monthly	(274,994)
	CMBX NA BBB-.6 Index	B+/P	83,386	1,649,511	461,533	5/11/63	300 bp — Monthly	(377,185)
	CMBX NA BBB-.6 Index	B+/P	243,062	1,651,509	462,092	5/11/63	300 bp — Monthly	(218,066)
	CMBX NA BBB-.6 Index	B+/P	211,483	1,896,288	530,581	5/11/63	300 bp — Monthly	(317,991)
	CMBX NA BBB-.6 Index	B+/P	222,998	2,051,148	573,911	5/11/63	300 bp — Monthly	(349,715)
	CMBX NA BBB-.6 Index	B+/P	251,962	2,255,963	631,219	5/11/63	300 bp — Monthly	(377,939)
	CMBX NA BBB-.6 Index	B+/P	251,962	2,255,963	631,219	5/11/63	300 bp — Monthly	(377,939)
	CMBX NA BBB-.6 Index	B+/P	327,157	3,106,196	869,114	5/11/63	300 bp — Monthly	(540,143)
	CMBX NA BBB-.6 Index	B+/P	930,682	6,236,369	1,744,936	5/11/63	300 bp — Monthly	(810,613)
	CMBX NA BBB-.7 Index	BB-/P	77,611	1,050,000	210,840	1/17/47	300 bp — Monthly	(132,617)
	CMBX NA BBB-.7 Index	BB-/P	398,239	3,442,000	691,154	1/17/47	300 bp — Monthly	(290,906)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	47,420	591,000	162,821	5/11/63	500 bp — Monthly	(114,825)
	CMBX NA BBB-.12 Index	BBB-/P	51,073	1,198,000	61,817	8/17/61	300 bp — Monthly	(10,045)
	CMBX NA BBB-.13 Index	BBB-/P	1,892	32,000	1,654	12/16/72	300 bp — Monthly	257
	CMBX NA BBB-.13 Index	BBB-/P	8,560	47,000	2,430	12/16/72	300 bp — Monthly	6,158
	CMBX NA BBB-.13 Index	BBB-/P	14,295	71,000	3,671	12/16/72	300 bp — Monthly	10,665
	CMBX NA BBB-.13 Index	BBB-/P	4,737	80,000	4,136	12/16/72	300 bp — Monthly	647
	CMBX NA BBB-.13 Index	BBB-/P	23,048	244,000	12,615	12/16/72	300 bp — Monthly	10,575
	CMBX NA BBB-.13 Index	BBB-/P	24,798	256,000	13,235	12/16/72	300 bp — Monthly	11,713
	CMBX NA BBB-.6 Index	B+/P	41,506,637	129,711,889	36,293,387	5/11/63	300 bp — Monthly	5,288,984
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	1,226	5,760	2,538	5/11/63	500 bp — Monthly	(1,307)
	CMBX NA BB.6 Index	B-/P	75,365	647,040	285,151	5/11/63	500 bp — Monthly	(209,155)
	CMBX NA BBB-.6 Index	B+/P	3,338	11,989	3,355	5/11/63	300 bp — Monthly	(10)
	CMBX NA BBB-.6 Index	B+/P	9,020,848	33,448,801	9,358,974	5/11/63	300 bp — Monthly	(318,596)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	BBB+/P	1,550	10,000	979	5/11/63	200 bp — Monthly	575
	CMBX NA A.6 Index	BBB+/P	1,705	22,000	2,154	5/11/63	200 bp — Monthly	(440)
	CMBX NA BB.13 Index	BB-/P	18,044	194,000	19,769	12/16/72	500 bp — Monthly	(1,536)
	CMBX NA BB.13 Index	BB-/P	18,179	198,000	20,176	12/16/72	500 bp — Monthly	(1,805)
	CMBX NA BB.13 Index	BB-/P	21,553	235,000	23,947	12/16/72	500 bp — Monthly	(2,164)
	CMBX NA BB.13 Index	BB-/P	37,958	396,000	40,352	12/16/72	500 bp — Monthly	(2,009)
	CMBX NA BB.13 Index	BB-/P	55,679	579,000	59,000	12/16/72	500 bp — Monthly	(2,759)
	CMBX NA BB.13 Index	BB-/P	194,713	2,108,000	214,805	12/16/72	500 bp — Monthly	(18,043)
	CMBX NA BB.13 Index	BB-/P	278,363	2,973,000	302,949	12/16/72	500 bp — Monthly	(21,696)
	CMBX NA BB.6 Index	B-/P	1,971	7,680	3,385	5/11/63	500 bp — Monthly	(1,406)
	CMBX NA BB.6 Index	B-/P	5,423	28,800	12,692	5/11/63	500 bp — Monthly	(7,242)
	CMBX NA BB.6 Index	B-/P	16,168	127,680	56,269	5/11/63	500 bp — Monthly	(39,976)
	CMBX NA BB.6 Index	B-/P	75,114	169,920	74,884	5/11/63	500 bp — Monthly	396
	CMBX NA BB.6 Index	B-/P	114,240	261,120	115,076	5/11/63	500 bp — Monthly	(581)
	CMBX NA BBB-.12 Index	BBB-/P	50,445	856,000	44,170	8/17/61	300 bp — Monthly	6,775
	CMBX NA BBB-.12 Index	BBB-/P	126,273	2,941,000	151,756	8/17/61	300 bp — Monthly	(23,767)
	CMBX NA BBB-.13 Index	BBB-/P	643	7,000	362	12/16/72	300 bp — Monthly	285
	CMBX NA BBB-.13 Index	BBB-/P	2,834	51,000	2,637	12/16/72	300 bp — Monthly	227
	CMBX NA BBB-.13 Index	BBB-/P	10,328	113,000	5,842	12/16/72	300 bp — Monthly	4,552
	CMBX NA BBB-.6 Index	B+/P	1,835	24,977	6,989	5/11/63	300 bp — Monthly	(5,139)
	CMBX NA BBB-.6 Index	B+/P	2,506	29,973	8,386	5/11/63	300 bp — Monthly	(5,863)
	CMBX NA BBB-.6 Index	B+/P	5,130	63,942	17,891	5/11/63	300 bp — Monthly	(12,724)
	CMBX NA BBB-.6 Index	B+/P	5,394	71,935	20,127	5/11/63	300 bp — Monthly	(14,692)
	CMBX NA BBB-.6 Index	B+/P	8,469	128,884	36,062	5/11/63	300 bp — Monthly	(27,517)
	CMBX NA BBB-.6 Index	B+/P	8,583	129,883	36,341	5/11/63	300 bp — Monthly	(27,683)
	CMBX NA BBB-.6 Index	B+/P	72,622	275,751	77,155	5/11/63	300 bp — Monthly	(4,372)
	CMBX NA BBB-.6 Index	B+/P	240,465	696,371	194,845	5/11/63	300 bp — Monthly	46,026
	CMBX NA BBB-.6 Index	B+/P	520,905	1,966,225	550,150	5/11/63	300 bp — Monthly	(28,097)
	CMBX NA BBB-.6 Index	B+/P	191,195	2,883,397	806,774	5/11/63	300 bp — Monthly	(613,895)

Upfront premium received			85,335,267		Unrealized appreciation			6,763,634

Upfront premium (paid)			—		Unrealized (depreciation)			(57,324,477)

	Total		$85,335,267				Total	$(50,560,843)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$944	$110,000	$10,769	5/11/63	(200 bp) — Monthly	$11,670
	CMBX NA BB.10 Index	(1,135,828)	4,711,000	1,297,881	11/17/59	(500 bp) — Monthly	157,471
	CMBX NA BB.10 Index	(166,877)	1,599,000	440,525	11/17/59	(500 bp) — Monthly	272,093
	CMBX NA BB.10 Index	(138,486)	1,263,000	347,957	11/17/59	(500 bp) — Monthly	208,243
	CMBX NA BB.10 Index	(304,980)	1,196,000	329,498	11/17/59	(500 bp) — Monthly	23,355
	CMBX NA BB.11 Index	(148,735)	1,148,000	105,042	11/18/54	(500 bp) — Monthly	(44,809)
	CMBX NA BB.11 Index	(14,231)	279,000	25,529	11/18/54	(500 bp) — Monthly	11,026
	CMBX NA BB.11 Index	(4,098)	79,000	7,229	11/18/54	(500 bp) — Monthly	3,054
	CMBX NA BB.11 Index	(2,612)	38,000	3,477	11/18/54	(500 bp) — Monthly	828
	CMBX NA BB.11 Index	(650)	9,000	824	11/18/54	(500 bp) — Monthly	165
	CMBX NA BB.8 Index	(506,145)	1,419,514	537,286	10/17/57	(500 bp) — Monthly	29,760
	CMBX NA BB.8 Index	(144,401)	403,919	152,883	10/17/57	(500 bp) — Monthly	8,089
	CMBX NA BB.8 Index	(13,907)	108,227	40,964	10/17/57	(500 bp) — Monthly	26,953
	CMBX NA BB.8 Index	(176)	966	366	10/17/57	(500 bp) — Monthly	189
	CMBX NA BBB-.10 Index	(316,708)	1,842,000	164,675	11/17/59	(300 bp) — Monthly	(153,108)
	CMBX NA BBB-.10 Index	(163,690)	1,338,000	119,617	11/17/59	(300 bp) — Monthly	(44,853)
	CMBX NA BBB-.10 Index	(92,293)	724,000	64,726	11/17/59	(300 bp) — Monthly	(27,990)
	CMBX NA BBB-.10 Index	(35,980)	155,000	13,857	11/17/59	(300 bp) — Monthly	(22,214)
	CMBX NA BBB-.10 Index	(25,050)	105,000	9,387	11/17/59	(300 bp) — Monthly	(15,725)
	CMBX NA BBB-.10 Index	(18,118)	83,000	7,420	11/17/59	(300 bp) — Monthly	(10,746)
	CMBX NA BBB-.10 Index	(16,758)	77,000	6,884	11/17/59	(300 bp) — Monthly	(9,919)
	CMBX NA BBB-.10 Index	(1,275)	10,000	894	11/17/59	(300 bp) — Monthly	(387)
	CMBX NA BBB-.11 Index	(182,977)	560,000	26,432	11/18/54	(300 bp) — Monthly	(156,871)
	CMBX NA BBB-.11 Index	(9,714)	66,000	3,115	11/18/54	(300 bp) — Monthly	(6,637)
	CMBX NA BBB-.11 Index	(3,201)	10,000	472	11/18/54	(300 bp) — Monthly	(2,735)
	CMBX NA BBB-.12 Index	(546,451)	1,636,000	84,418	8/17/61	(300 bp) — Monthly	(462,988)
	CMBX NA BBB-.12 Index	(503,662)	1,449,000	74,768	8/17/61	(300 bp) — Monthly	(429,740)
	CMBX NA BBB-.12 Index	(319,733)	1,417,000	73,117	8/17/61	(300 bp) — Monthly	(247,442)
	CMBX NA BBB-.12 Index	(273,332)	818,000	42,209	8/17/61	(300 bp) — Monthly	(231,600)
	CMBX NA BBB-.12 Index	(6,402)	93,000	4,799	8/17/61	(300 bp) — Monthly	(1,658)
	CMBX NA BBB-.12 Index	(31,987)	91,000	4,696	8/17/61	(300 bp) — Monthly	(27,345)
	CMBX NA BBB-.12 Index	(2,760)	46,000	2,374	8/17/61	(300 bp) — Monthly	(414)
	CMBX NA BBB-.12 Index	(11,274)	33,000	1,703	8/17/61	(300 bp) — Monthly	(9,590)
	CMBX NA BBB-.13 Index	(40,492)	803,000	41,515	12/16/72	(300 bp) — Monthly	555
	CMBX NA BBB-.13 Index	(40,889)	803,000	41,515	12/16/72	(300 bp) — Monthly	157
	CMBX NA BBB-.13 Index	(13,627)	233,000	12,046	12/16/72	(300 bp) — Monthly	(1,717)
	CMBX NA BBB-.13 Index	(7,775)	142,000	7,341	12/16/72	(300 bp) — Monthly	(516)
	CMBX NA BBB-.6 Index	(1,127,919)	4,056,338	1,134,963	5/11/63	(300 bp) — Monthly	4,676
	CMBX NA BBB-.7 Index	(39,813)	182,000	36,546	1/17/47	(300 bp) — Monthly	(3,373)
	CMBX NA BBB-.8 Index	(501,226)	3,171,000	431,573	10/17/57	(300 bp) — Monthly	(71,502)
	CMBX NA BBB-.8 Index	(503,208)	3,171,000	431,573	10/17/57	(300 bp) — Monthly	(73,484)
	CMBX NA BBB-.8 Index	(492,515)	3,147,000	428,307	10/17/57	(300 bp) — Monthly	(66,044)
	CMBX NA BBB-.8 Index	(324,687)	2,078,000	282,816	10/17/57	(300 bp) — Monthly	(43,084)
	CMBX NA BBB-.8 Index	(258,529)	1,942,000	264,306	10/17/57	(300 bp) — Monthly	4,645
	CMBX NA BBB-.8 Index	(203,953)	1,425,000	193,943	10/17/57	(300 bp) — Monthly	(10,842)
	CMBX NA BBB-.9 Index	(119,951)	507,000	47,658	9/17/58	(300 bp) — Monthly	(72,589)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	965,352	11/17/59	(500 bp) — Monthly	494,428
	CMBX NA BB.10 Index	(415,378)	3,493,000	962,322	11/17/59	(500 bp) — Monthly	543,547
	CMBX NA BB.10 Index	(227,964)	1,834,000	505,267	11/17/59	(500 bp) — Monthly	275,520
	CMBX NA BB.8 Index	(350)	1,933	732	10/17/57	(500 bp) — Monthly	379
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	212,647	1/17/47	(300 bp) — Monthly	128,988
	Goldman Sachs International
	CMBX NA A.6 Index	(10,136)	153,000	14,979	5/11/63	(200 bp) — Monthly	4,783
	CMBX NA A.6 Index	(5,070)	52,000	5,091	5/11/63	(200 bp) — Monthly	1
	CMBX NA A.6 Index	(4,773)	47,000	4,601	5/11/63	(200 bp) — Monthly	(190)
	CMBX NA A.6 Index	(3,488)	36,000	3,524	5/11/63	(200 bp) — Monthly	23
	CMBX NA A.6 Index	(2,713)	28,000	2,741	5/11/63	(200 bp) — Monthly	18
	CMBX NA A.6 Index	(2,713)	28,000	2,741	5/11/63	(200 bp) — Monthly	18
	CMBX NA A.6 Index	(96)	1,000	98	5/11/63	(200 bp) — Monthly	1
	CMBX NA BB.10 Index	(29,639)	131,000	36,091	11/17/59	(500 bp) — Monthly	6,324
	CMBX NA BB.6 Index	(149,045)	331,200	145,960	5/11/63	(500 bp) — Monthly	(3,407)
	CMBX NA BB.7 Index	(224,362)	1,229,000	414,296	1/17/47	(500 bp) — Monthly	188,739
	CMBX NA BB.7 Index	(36,143)	178,000	60,004	1/17/47	(500 bp) — Monthly	23,688
	CMBX NA BB.7 Index	(17,367)	106,000	35,733	1/17/47	(500 bp) — Monthly	18,262
	CMBX NA BB.8 Index	(792,530)	2,184,834	826,960	10/17/57	(500 bp) — Monthly	32,308
	CMBX NA BB.8 Index	(793,894)	2,184,834	826,960	10/17/57	(500 bp) — Monthly	30,944
	CMBX NA BB.8 Index	(600,575)	1,705,543	645,548	10/17/57	(500 bp) — Monthly	43,314
	CMBX NA BB.8 Index	(588,521)	1,579,922	598,000	10/17/57	(500 bp) — Monthly	7,944
	CMBX NA BB.8 Index	(4,192)	35,754	13,533	10/17/57	(500 bp) — Monthly	9,306
	CMBX NA BB.9 Index	(78,324)	492,000	113,603	9/17/58	(500 bp) — Monthly	34,801
	CMBX NA BB.9 Index	(10,382)	65,000	15,009	9/17/58	(500 bp) — Monthly	4,563
	CMBX NA BB.9 Index	(2,380)	20,000	4,618	9/17/58	(500 bp) — Monthly	2,219
	CMBX NA BB.9 Index	(505)	13,000	3,002	9/17/58	(500 bp) — Monthly	2,484
	CMBX NA BBB-.10 Index	(8,311)	38,000	3,397	11/17/59	(300 bp) — Monthly	(4,936)
	CMBX NA BBB-.12 Index	(7,408)	38,000	1,961	8/17/61	(300 bp) — Monthly	(5,470)
	CMBX NA BBB-.12 Index	(9,118)	27,000	1,393	8/17/61	(300 bp) — Monthly	(7,741)
	CMBX NA BBB-.13 Index	(2,955)	39,000	2,016	12/16/72	(300 bp) — Monthly	(962)
	CMBX NA BBB-.6 Index	(1,816,213)	6,658,988	1,863,185	5/11/63	(300 bp) — Monthly	43,084
	CMBX NA BBB-.6 Index	(5,649)	22,979	6,430	5/11/63	(300 bp) — Monthly	767
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	1,004,000	1/17/47	(300 bp) — Monthly	591,063
	CMBX NA BBB-.8 Index	(167,282)	1,293,000	175,977	10/17/57	(300 bp) — Monthly	7,941
	CMBX NA BBB-.8 Index	(2,509)	16,000	2,178	10/17/57	(300 bp) — Monthly	(341)
	CMBX NA BBB-.8 Index	(154)	1,000	136	10/17/57	(300 bp) — Monthly	(19)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(42,728)	79,680	35,115	5/11/63	(500 bp) — Monthly	(7,691)
	CMBX NA BB.17 Index	(8,560,643)	17,483,000	5,893,519	1/17/47	(500 bp) — Monthly	(2,684,121)
	CMBX NA BB.8 Index	(34,198)	66,676	25,237	10/17/57	(500 bp) — Monthly	(9,026)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	502,208	9/17/58	(500 bp) — Monthly	(574,800)
	CMBX NA BBB-.10 Index	(111,816)	678,000	60,613	11/17/59	(300 bp) — Monthly	(51,599)
	CMBX NA BBB-.10 Index	(126,770)	450,000	40,230	11/17/59	(300 bp) — Monthly	(86,802)
	CMBX NA BBB-.10 Index	(98,613)	331,000	29,591	11/17/59	(300 bp) — Monthly	(69,214)
	CMBX NA BBB-.10 Index	(10,453)	92,000	8,225	11/17/59	(300 bp) — Monthly	(2,282)
	CMBX NA BBB-.11 Index	(62,772)	200,000	9,440	11/18/54	(300 bp) — Monthly	(53,449)
	CMBX NA BBB-.12 Index	(123,279)	353,000	18,215	8/17/61	(300 bp) — Monthly	(105,270)
	CMBX NA BBB-.12 Index	(586)	15,000	774	8/17/61	(300 bp) — Monthly	179
	CMBX NA BBB-.14 Index	(17,250)	283,000	13,273	12/16/72	(300 bp) — Monthly	(4,142)
	CMBX NA BBB-.6 Index	(1,151,484)	4,246,166	1,188,077	5/11/63	(300 bp) — Monthly	34,114
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,734,880	1/17/47	(300 bp) — Monthly	(642,559)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	880,498	11/17/59	(500 bp) — Monthly	695,540
	CMBX NA BB.7 Index	(9,888)	57,000	19,215	1/17/47	(500 bp) — Monthly	9,271
	CMBX NA BBB-.10 Index	(10,617)	49,000	4,381	11/17/59	(300 bp) — Monthly	(6,265)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	218,270	1/17/47	(300 bp) — Monthly	128,559
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	14,056	1/17/47	(300 bp) — Monthly	6,883
	CMBX NA A.6 Index	(10,140)	104,000	10,182	5/11/63	(200 bp) — Monthly	1
	CMBX NA A.6 Index	(1,931)	20,000	1,958	5/11/63	(200 bp) — Monthly	19
	CMBX NA BB.10 Index	(164,027)	1,564,000	430,882	11/17/59	(500 bp) — Monthly	265,334
	CMBX NA BB.10 Index	(37,576)	160,000	44,080	11/17/59	(500 bp) — Monthly	6,348
	CMBX NA BB.7 Index	(627,449)	3,120,000	1,051,752	1/17/47	(500 bp) — Monthly	421,270
	CMBX NA BB.7 Index	(223,682)	1,160,000	391,036	1/17/47	(500 bp) — Monthly	166,227
	CMBX NA BB.7 Index	(158,631)	786,000	264,961	1/17/47	(500 bp) — Monthly	105,566
	CMBX NA BB.7 Index	(131,172)	701,000	236,307	1/17/47	(500 bp) — Monthly	104,454
	CMBX NA BB.8 Index	(621,917)	1,733,566	656,155	10/17/57	(500 bp) — Monthly	32,553
	CMBX NA BB.8 Index	(387,993)	1,067,776	404,153	10/17/57	(500 bp) — Monthly	15,123
	CMBX NA BB.8 Index	(296,624)	812,669	307,595	10/17/57	(500 bp) — Monthly	10,181
	CMBX NA BB.8 Index	(148,488)	406,818	153,981	10/17/57	(500 bp) — Monthly	5,096
	CMBX NA BB.8 Index	(20,269)	39,619	14,996	10/17/57	(500 bp) — Monthly	(5,312)
	CMBX NA BB.9 Index	(141,628)	1,064,000	245,678	9/17/58	(500 bp) — Monthly	103,015
	CMBX NA BB.9 Index	(128,586)	855,000	197,420	9/17/58	(500 bp) — Monthly	68,002
	CMBX NA BB.9 Index	(2,505)	71,000	16,394	9/17/58	(500 bp) — Monthly	13,820
	CMBX NA BB.9 Index	(2,339)	38,000	8,774	9/17/58	(500 bp) — Monthly	6,398
	CMBX NA BB.9 Index	(2,461)	18,000	4,156	9/17/58	(500 bp) — Monthly	1,678
	CMBX NA BB.9 Index	(547)	14,000	3,233	9/17/58	(500 bp) — Monthly	2,672
	CMBX NA BB.9 Index	(1,514)	10,000	2,309	9/17/58	(500 bp) — Monthly	786
	CMBX NA BB.9 Index	(347)	7,000	1,616	9/17/58	(500 bp) — Monthly	1,263
	CMBX NA BB.9 Index	(431)	7,000	1,616	9/17/58	(500 bp) — Monthly	1,179
	CMBX NA BB.9 Index	(757)	5,000	1,155	9/17/58	(500 bp) — Monthly	393
	CMBX NA BB.9 Index	(54)	1,000	231	9/17/58	(500 bp) — Monthly	176
	CMBX NA BBB-.10 Index	(288,475)	2,338,000	209,017	11/17/59	(300 bp) — Monthly	(80,822)
	CMBX NA BBB-.10 Index	(144,191)	1,665,000	148,851	11/17/59	(300 bp) — Monthly	3,689
	CMBX NA BBB-.10 Index	(160,942)	1,269,000	113,449	11/17/59	(300 bp) — Monthly	(48,234)
	CMBX NA BBB-.10 Index	(166,387)	987,000	88,238	11/17/59	(300 bp) — Monthly	(78,725)
	CMBX NA BBB-.10 Index	(83,477)	385,000	34,419	11/17/59	(300 bp) — Monthly	(49,283)
	CMBX NA BBB-.10 Index	(73,306)	339,000	30,307	11/17/59	(300 bp) — Monthly	(43,198)
	CMBX NA BBB-.10 Index	(17,975)	76,000	6,794	11/17/59	(300 bp) — Monthly	(11,225)
	CMBX NA BBB-.10 Index	(16,090)	66,000	5,900	11/17/59	(300 bp) — Monthly	(10,228)
	CMBX NA BBB-.10 Index	(7,309)	61,000	5,453	11/17/59	(300 bp) — Monthly	(1,891)
	CMBX NA BBB-.10 Index	(8,950)	41,000	3,665	11/17/59	(300 bp) — Monthly	(5,308)
	CMBX NA BBB-.10 Index	(8,954)	39,000	3,487	11/17/59	(300 bp) — Monthly	(5,490)
	CMBX NA BBB-.10 Index	(2,537)	20,000	1,788	11/17/59	(300 bp) — Monthly	(760)
	CMBX NA BBB-.11 Index	(191,080)	1,214,000	57,301	11/18/54	(300 bp) — Monthly	(134,487)
	CMBX NA BBB-.11 Index	(6,355)	112,000	5,286	11/18/54	(300 bp) — Monthly	(1,134)
	CMBX NA BBB-.12 Index	(221,082)	973,000	50,207	8/17/61	(300 bp) — Monthly	(171,443)
	CMBX NA BBB-.12 Index	(58,425)	189,000	9,752	8/17/61	(300 bp) — Monthly	(48,783)
	CMBX NA BBB-.12 Index	(1,154)	28,000	1,445	8/17/61	(300 bp) — Monthly	274
	CMBX NA BBB-.13 Index	(5,978)	97,000	5,015	12/16/72	(300 bp) — Monthly	(1,020)
	CMBX NA BBB-.14 Index	(14,329)	230,000	10,787	12/16/72	(300 bp) — Monthly	(3,677)
	CMBX NA BBB-.6 Index	(2,066,357)	7,448,275	2,084,027	5/11/63	(300 bp) — Monthly	13,325
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	592,360	1/17/47	(300 bp) — Monthly	403,341
	CMBX NA BBB-.8 Index	(836,165)	5,375,000	731,538	10/17/57	(300 bp) — Monthly	(107,763)
	CMBX NA BBB-.8 Index	(426,068)	2,717,000	369,784	10/17/57	(300 bp) — Monthly	(57,869)
	CMBX NA BBB-.8 Index	(264,804)	2,082,000	283,360	10/17/57	(300 bp) — Monthly	17,341
	CMBX NA BBB-.8 Index	(264,154)	2,082,000	283,360	10/17/57	(300 bp) — Monthly	17,992
	CMBX NA BBB-.8 Index	(280,668)	1,961,000	266,892	10/17/57	(300 bp) — Monthly	(14,920)
	CMBX NA BBB-.8 Index	(149,053)	962,000	130,928	10/17/57	(300 bp) — Monthly	(18,686)
	CMBX NA BBB-.8 Index	(133,750)	856,000	116,502	10/17/57	(300 bp) — Monthly	(17,748)
	CMBX NA BBB-.8 Index	(15,436)	99,000	13,474	10/17/57	(300 bp) — Monthly	(2,012)
	CMBX NA BBB-.8 Index	(155)	1,000	136	10/17/57	(300 bp) — Monthly	(19)

Upfront premium received		944			Unrealized appreciation		5,920,448

Upfront premium (paid)		(41,090,401)			Unrealized (depreciation)		(7,490,245)

	Total	$(41,089,457)				Total	$(1,569,797)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,979,127,026.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$223,781,179	$299,248,614	$336,424,465	$47,763	$186,605,328

	Total Short-term investments	$223,781,179	$299,248,614	$336,424,465	$47,763	$186,605,328
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,532,254.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $151,257,353.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $465,936.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $19,565,685.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,697,430,653 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known a s“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $143,423,109 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $151,257,353 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$25,000	$8,362,015
Convertible bonds and notes	—	123,637,789	—
Corporate bonds and notes	—	332,793,750	—
Foreign government and agency bonds and notes	—	209,212,211	—
Mortgage-backed securities	—	899,173,215	—
Purchased swap options outstanding	—	66,283,764	—
Senior loans	—	35,863,811	—
U.S. government and agency mortgage obligations	—	1,343,006,294	—
U.S. treasury obligations	—	4,745,828	—
Warrants	—	—	18
Short-term investments	4,005,000	480,432,232	—

Totals by level	$4,005,000	$3,495,173,894	$8,362,033
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$41,094	$—
Futures contracts	(1,673,690)	—	—
Written swap options outstanding	—	(114,417,431)	—
Forward premium swap option contracts	—	12,579,895	—
TBA sale commitments	—	(968,530,589)	—
Interest rate swap contracts	—	(840,865)	—
Total return swap contracts	—	(7,267,005)	—
Credit default contracts	—	(96,376,450)	—

Totals by level	$(1,673,690)	$(1,174,811,351)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$9,421,100,000
Written swap option contracts (contract amount)	$10,326,200,000
Futures contracts (number of contracts)	15,000
Forward currency contracts (contract amount)	$5,052,200,000
Centrally cleared interest rate swap contracts (notional)	$9,868,300,000
OTC total return swap contracts (notional)	$27,200,000
Centrally cleared total return swap contracts (notional)	$564,100,000
OTC credit default contracts (notional)	$739,700,000
Warrants (number of warrants)	353
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com